Vintage Access Annuity Prospectus:

TIC Variable Annuity Separate Account 2002
TLAC Variable Annuity Separate Account 2002

This prospectus describes Vintage Access Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to your contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“nonqualified Contracts”). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.”

Your premium (“purchase payments”) accumulate on a variable basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

Alliance Variable Product Series Fund, Inc.	Smith Barney Multiple Discipline Trust
Growth & Income Portfolio – Class B	Multiple Discipline Portfolio – All Cap Growth and Value
Premier Growth Portfolio Class B	Multiple Discipline Portfolio – Large Cap Growth and Value
American Variable Insurance Trust	Multiple Discipline Portfolio – Global Cap Growth and
Global Growth Fund - Class 2	Value
Growth Fund Class – 2	Multiple Discipline Portfolio – Balanced All Cap Growth and
Growth-Income Fund – Class 2	Value
Franklin Templeton Variable Insurance Products Trust	The Travelers Series Trust
Franklin Small Cap Fund – Class 2	Equity Income Portfolio
Mutual Shares Securities Fund – Class 2	Large Cap Portfolio
Templeton Foreign Securities Fund – Class 2	MFS Emerging Growth Portfolio
Greenwich Street Series Fund	MFS Research Portfolio
Appreciation Portfolio	Travelers Series Fund Inc.
Diversified Strategic Income Portfolio	AIM Capital Appreciation Portfolio
Equity Index Portfolio — Class II Shares	Alliance Growth Portfolio
Fundamental Value Portfolio	MFS Total Return Portfolio
Janus Aspen Series	Smith Barney Aggressive Growth Portfolio
Aggressive Growth Portfolio – Service Shares	Smith Barney High Income Portfolio
PIMCO Variable Insurance Trust	Smith Barney Large Capitalization Growth Portfolio
Total Return Portfolio — Administrative Class	Smith Barney Mid Cap Core Portfolio
Putnam Variable Trust	Smith Barney Money Market Portfolio
Putnam VT International Growth Fund — Class IB Shares	Travelers Managed Income Portfolio
Putnam VT Small Cap Value Fund – Class IB Shares	Van Kampen Enterprise Portfolio
Salomon Brothers Variable Series Fund Inc.	Van Kampen Life Investment Trust
Capital Fund – Class I	Emerging Growth Portfolio — Class II Shares
Investors Fund – Class I	Variable Annuity Portfolios
Small Cap Growth Fund – Class I	Smith Barney Small Cap Growth Opportunities Portfolio
Smith Barney Investment Series	Variable Insurance Products Fund II (Fidelity)
Smith Barney Large Cap Core Portfolio	Contrafund® Portfolio — Service Class
Smith Barney Premier Selections All Cap Growth Portfolio	Variable Insurance Products Fund III (Fidelity)
Mid Cap Portfolio — Service Class 2

The Contract, certain contract features and/or some of the funding options may not be available in all states. The current prospectuses for the underlying funds that support the variable funding options must accompany this prospectus. Read and retain them for future reference.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated February 14, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One City Place, Hartford, Connecticut 06103, call 1-800-842-8573 or access the SEC’s website (http://www.sec.gov). See Appendix C for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus February 14, 2003

Index of Special Terms	2	Payment Options	29
Summary	3	Election of Options	29
Fee Table	6	Annuity Options	30
Condensed Financial Information	14	Variable Liquidity Benefit	30
The Annuity Contract	14	Miscellaneous Contract Provisions	30
Contract Owner Inquiries	14	Right to Return	30
Purchase Payments	14	Termination	31
Accumulation Units	14	Required Reports	31
The Variable Funding Options	15	Suspension of Payments	31
Charges and Deductions	19	The Separate Accounts	31
General	19	Performance Information	32
Transfer Charge	19	Federal Tax Considerations	32
Administrative Charges	19	Non-Resident Aliens	32
Mortality and Expense Risk Charge	20	General Taxation of Annuities	33
E.S.P. Charge	20	Types of Contracts: Qualified or Nonqualified	33
Variable Funding Option Expenses	20	Nonqualified Annuity Contracts	33
Premium Tax		Puerto Rico Tax Considerations	34
Changes in Taxes Based Upon	20	Qualified Annuity Contracts	34
Premium or Value	20	Penalty Tax for Premature
Transfers	20	Distributions	34
Dollar Cost Averaging	21	Diversification Requirements for
Access to Your Money	22	Variable Annuities	34
Systematic Withdrawals	22	Ownership of the Investments	34
Ownership Provisions	22	Mandatory Distributions for Qualified Plans	35
Types of Ownership	22	Taxation of Death Benefit Proceeds	35
Contract Owner	22	Other Information	35
Beneficiary	23	The Insurance Companies	35
Annuitant	23	Financial Statements	35
Contingent Annuitant	23	Distribution of Variable Annuity Contracts	35
Death Benefit	23	Conformity with State and Federal Laws	35
Death Proceeds Before the Maturity Date	23	Voting Rights	36
E.S.P.	25	Legal Proceedings and Opinions	36
Payment of Proceeds	26	Appendix A: Contents of the
Death Proceeds After the Maturity Date	28	Statement of Additional Information	A-1
The Annuity Period	28
Maturity Date	28
Allocation of Annuity	29
Variable Annuity	29
Fixed Annuity	29

INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit	14	Contract Year	14
Accumulation Period	14	Death Report Date	23
Annuitant	23	Joint Owner	22
Annuity Payments	28	Maturity Date	28
Annuity Unit	15	Modified Purchase Payment	25
Cash Surrender Value	22	Net Investment Rate	29
Contingent Annuitant	23	Purchase Payment	14
Contract Date	14	Underlying Fund	15
Contract Owner	14	Variable Funding Option(s)	15
Contract Value	14	Written Request	14

2

Summary:
Vintage Access Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors TIC Variable Annuity Separate Account 2002. The Travelers Life and Annuity Company sponsors TLAC Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either TIC Variable Annuity Separate Account 2002 or TLAC Variable Annuity Separate Account 2002, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we

3

will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

Can you give a general description of the variable funding options and how they operate? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund (“underlying fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.65%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each underlying fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision (“E.S.P.”), an additional 0.20% annually will be deducted from amounts in the variable funding options. This provision is not available when either the annuitant or owner is age 76 or older on the Contract Date.

How will my purchase payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about accumulation unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.
4

    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.
    Enhanced Stepped-Up Provision (“E.S.P.”). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.
    Spousal Contract Continuance (Subject to Availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint contract owner and/or beneficiary only.
    Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries). If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.
5

FEE TABLE

The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each variable funding option purchases shares of the underlying fund at net asset value. The net asset value already reflects the deduction of each underlying fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of underlying fund expenses.

We receive payments from some of the underlying funds or their affiliates for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of Travelers’ Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

The amounts shown in the table are based on historical fund expenses, as a percentage of each fund’s average daily net assets as of December 31, 2001 (unless otherwise indicated). This information was provided by the funds and we have not independently verified it. More detail concerning each fund’s fees and expenses is contained in the prospectus for each underlying fund.

Annual Separate Account Charges

(as a percentage of the average daily net assets of the Separate Account)

With E.S.P. Selected:		Without E.S.P. Selected:
Mortality and Expense Risk Charge	1.65%	Mortality and Expense Risk Charge	1.65%
Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%
E.S.P. Charge	0.20%	Total Separate Account Charges	1.80%
Total Separate Account Charges	2.00%

Other Annual Charges

Annual Contract Administrative Charge	$30
(Waived if contract value is $40,000 or more)

6

Variable Funding Option Expenses:

(as a percentage of average daily net assets of the funding option as of December 31, 2001, unless otherwise noted)

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio - Class B*	0.63%	0.25%	0.04%	0.92%
Premier Growth Portfolio - Class B*	1.00%	0.25%	0.04%	1.29%
American Variable Insurance Series
Global Growth Fund - Class 2*	0.66%	0.25%	0.04%	0.95%
Growth Fund - Class 2*	0.37%	0.25%	0.01%	0.63%
Growth-Income Fund - Class 2*	0.33%	0.25%	0.02%	0.60%
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund - Class 2*	0.45%	0.25%	0.31%	1.01%(1)
Mutual Shares Securities Fund - Class 2*	0.60%	0.25%	0.19%	1.04%(2)
Templeton Foreign Securities Fund - Class 2*	0.68%	0.25%	0.22%	1.15%(3)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(4)
Diversified Strategic Income Portfolio	0.65%	—	0.11%	0.76%(4)
Equity Index Portfolio - Class II Shares*	0.21%	0.25%	0.03%	0.49%(4)
Fundamental Value Portfolio	0.75%	—	0.02%	0.77%(4)
Janus Aspen Series
Aggressive Growth Portfolio - Service Shares*	0.65%	0.25%	0.02%	0.92%
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	0.25%	—	0.40%	0.65%(5)
Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares*	0.76%	0.25%	0.18%	1.19%
Putnam VT Small Cap Value Fund - Class IB Shares*	0.80%	0.25%	0.30%	1.35%
Salomon Brothers Variable Series Fund Inc.
Capital Fund – Class I	0.83%	—	0.17%	1.02%(6)
Investors Fund – Class I	0.70%	—	0.12%	0.82%(7)
Small Cap Growth Fund – Class I	0.75%	—	0.72%	1.47%(8)
7

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93%(13)
Smith Barney Premier Selections All Cap Growth Portfolio	0.75%	—	0.20%	1.08%(9)
Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio – All Cap Growth and Value	0.75%	0.00%	0.25%	1.00%(17)
Multiple Discipline Portfolio – Large Cap Growth and Value	0.75%	0.00%	0.25%	1.00%(17)
Multiple Discipline Portfolio – Global All Cap Growth and Value	0.75%	0.00%	0.25%	1.00%(17)
Multiple Discipline Portfolio – Balanced All Cap Growth and Value	0.75%	0.00%	0.25%	1.00%(17)
The Travelers Series Trust
Equity Income Portfolio	0.75%	—	0.04%	0.85%(10)
Large Cap Portfolio	0.75%	—	0.04%	0.84%(11)
MFS Emerging Growth Portfolio	0.75%	—	0.14%	0.89%
MFS Research Portfolio	0.80%	—	0.12%	0.92%
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.03%	0.83%(13)
Alliance Growth Portfolio	0.80%	—	0.02%	0.82%(13)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(13)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.04%	0.84%(13)
Smith Barney High Income Portfolio	0.60%	—	0.07%	0.67%(13)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.03%	0.78%(13)
Smith Barney Mid Cap Core Portfolio	0.75%	—	0.20%	0.96%(12)
Smith Barney Money Market Portfolio	0.50%	—	0.03%	0.53%(13)
Travelers Managed Income Portfolio	0.65%	—	0.03%	0.68%(13)
Van Kampen Enterprise Portfolio	0.70%	—	0.04%	0.74%(13)
Van Kampen Life Investment Trust
Emerging Growth Portfolio – Class II Shares	0.70%	—	0.06%	0.76%
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	2.21%(14)
Variable Insurance Products Fund II
Contrafund® Portfolio – Service Class*	0.58%	0.10%	0.06%	0.78%(15)
Variable Insurance Products Fund III
Mid Cap Portfolio – Service Class 2*	0.58%	0.25%	0.05%	0.94%(16)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

8

(1)	The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus. For the Franklin Small Cap Fund the managers have agreed in advance to make estimated reductions of 0.08% of their fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Those reductions are required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without these reductions, Management Fees, 12b-1 Fees, Other Expenses, and Total Annual Operating Expenses for the Franklin Small Cap Fund - Class 2 would have been 0.53%, 0.25%, 0.31%, and 1.09%, respectively.

(2)	The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(3)	The Fund's Class 2 distribution plan or ""rule 12b-1 plan"" is described in the Fund's prospectus. For the Franklin Small Cap Fund and Templeton Foreign Securities Funds the managers have agreed in advance to make estimated reductions of 0.08% and 0.01% respectively, of their fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Those reductions are required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without these reductions, Management Fees, 12b-1 Fees, Other Expenses, and Total Annual Operating Expenses for the Templeton Foreign Securities Fund - Class 2 would have been 0.69%, 0.25%, 0.22%, and 1.16%.

(4)	Expenses are as of December 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(5)	"Other Expenses" reflects a 0.25% administrative fee, a 0.15% service fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(6)	The Manager has waived a portion of its management fees for the year ended December 31, 2001. The Manager has voluntarily agreed to limit the Fund’s expense ratios to 1.00%.

(7)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(8)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.50%.

(9)	The Manager reimbursed expenses of $45,159 for the year ended October 31, 2001 in accordance with its voluntary agreement to limit the Fund’s expense ration to 0.95%.

(10)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of such reductions, Total Annual Operating Expenses for the Equity Income Portfolio were 0.78%.

(11)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of such reductions, Total Annual Operating Expenses for the Large Cap Portfolio were 0.79%.

(12)	The manager has agreed to waive all or a portion of its management fees for the year ended October 31, 2001(the Fund’s fiscal year end) to the extent necessary to limit the expense ratio to 0.95%.

(13)	Expenses are as of October 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(14)	The Manager has waived all or a portion of its total expenses for the year ended December 31, 2001. As a result of such waiver, the expense ratio was capped at 0.90%.

(15)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of such reductions, Total Annual Operating Expenses for the Fidelity VIP II Contrafund Portfolio - Service Class were 0.74%.

(16)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of such reductions, Total Annual Operating Expenses for the Fidelity VIP III Mid Cap Portfolio - Service Class 2 were 0.88%.

(17)	Other Expenses are based on estimates for the current fiscal year. Effective September 4, 2002, the Board for the Smith Barney Multiple Discipline Trust (“Trust”) authorized the Trust to charge each Portfolio an annual Rule 12b-1 fee of up to 0.25% of each Portfolio’s average daily net assets. However, the Trust will not deduct the fee from any Portfolio before April 30, 2003.

9

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2001, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The example also assumes that the $30 annual administrative charge is equivalent to 0.015% of the Separate Account contract value.

EXAMPLE: DEATH BENEFIT WITH E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the Death Benefit with the E.S.P. option selected:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio - Class B	30	91	155	326	30	91	155	326
Premier Growth Portfolio - Class B	33	102	172	360	33	102	172	360
American Variable Insurance Series
Global Growth Fund - Class 2	30	92	156	328	30	92	156	328
Growth Fund - Class 2	27	82	140	298	27	82	140	298
Growth-Income Fund - Class 2	26	81	139	295	26	81	139	295
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund - Class 2	31	93	159	334	31	93	159	334
Mutual Shares Securities Fund - Class 2	31	94	160	337	31	94	160	337
Templeton Foreign Securities Fund - Class 2	32	98	166	347	32	98	166	347
Greenwich Street Series Fund
Appreciation Portfolio	28	86	147	311	28	86	147	311
Diversified Strategic Income Portfolio	28	86	147	310	28	86	147	310
Equity Index Portfolio - Class II Shares	25	78	133	284	25	78	133	284
Fundamental Value Portfolio	28	86	147	311	28	86	147	311
Janus Aspen Series
Aggressive Growth Portfolio - Service Shares	30	91	155	326	30	91	155	326
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	27	83	141	300	27	83	141	300
Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares	32	99	168	351	32	99	168	351
Putnam VT Small Cap Value Fund - Class IB Shares	34	103	175	365	34	103	175	365
Salomon Brothers Variable Series Fund Inc.
Capital Fund – Class I	30	93	158	333	30	93	158	333
Investors Fund – Class I	29	88	150	316	29	88	150	316
Small Cap Growth Fund – Class I	35	107	181	376	35	107	181	376
10

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	30	91	155	327	30	91	155	327
Smith Barney Premier Selections All Cap Growth Portfolio	30	92	156	328	30	92	156	328
Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio – All Cap Growth and Value	30	93	158	333	30	93	158	333
Multiple Discipline Portfolio – Large Cap Growth and Value	30	93	158	333	30	93	158	333
Multiple Discipline Portfolio – Global Cap Growth and Value	30	93	158	333	30	93	158	333
Multiple Discipline Portfolio – Balanced All Cap Growth and Value	30	93	158	333	30	93	158	333
The Travelers Series Trust
Equity Income Portfolio	28	87	148	313	28	87	148	313
Large Cap Portfolio	28	87	148	313	28	87	148	313
MFS Emerging Growth Portfolio	29	90	153	323	29	90	153	323
MFS Research Portfolio	30	91	155	326	30	91	155	326
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	29	88	150	317	29	88	150	317
Alliance Growth Portfolio	29	88	150	316	29	88	150	316
MFS Total Return Portfolio	29	88	150	317	29	88	150	317
Smith Barney Aggressive Growth Portfolio	29	88	151	318	29	88	151	318
Smith Barney High Income Portfolio	27	83	142	302	27	83	142	302
Smith Barney Large Capitalization Growth Portfolio	28	87	148	312	28	87	148	312
Smith Barney Mid Cap Core Portfolio	30	92	156	328	30	92	156	328
Smith Barney Money Market Portfolio	26	79	135	288	26	79	135	288
Travelers Managed Income Portfolio	27	84	143	303	27	84	143	303
Van Kampen Enterprise Portfolio	28	85	146	308	28	85	146	308
Van Kampen Life Investment Trust
Emerging Growth Portfolio - Class II Shares	28	86	147	310	28	86	147	310
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	29	90	154	324	29	90	154	324
Variable Insurance Products Fund II
Contrafund® Portfolio - Service Class	28	85	146	308	28	85	146	308
Variable Insurance Products Fund III
Mid Cap Portfolio - Service Class 2	29	90	153	322	29	90	153	322
11

EXAMPLE: DEATH BENEFIT WITHOUT E.S.P.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the Death Benefit without the E.S.P. option selected:

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio - Class B	28	85	145	307	28	85	145	307
Premier Growth Portfolio - Class B	31	96	163	342	31	96	163	342
American Variable Insurance Series
Global Growth Fund - Class 2	28	86	146	309	28	86	146	309
Growth Fund - Class 2	25	76	130	278	25	76	130	278
Growth-Income Fund - Class 2	24	75	129	275	24	75	129	275
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund - Class 2	29	88	149	315	29	88	149	315
Mutual Shares Securities Fund - Class 2	29	88	151	318	29	88	151	318
Templeton Foreign Securities Fund - Class 2	30	92	156	328	30	92	156	328
Greenwich Street Series Fund
Appreciation Portfolio	26	80	137	292	26	80	137	292
Diversified Strategic Income Portfolio	26	80	137	291	26	80	137	291
Equity Index Portfolio - Class II Shares	23	72	123	264	23	72	123	264
Fundamental Value Portfolio	26	80	137	292	26	80	137	292
Janus Aspen Series
Aggressive Growth Portfolio - Service Shares	28	85	145	307	28	85	145	307
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	25	77	131	280	25	77	131	280
Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares	30	93	158	332	30	93	158	332
Putnam VT Small Cap Value Fund - Class IB Shares	32	98	166	347	32	98	166	347
Salomon Brothers Variable Series Fund Inc.
Capital Fund – class I	28	87	149	314	28	87	149	314
Investors Fund – Class I	27	82	140	297	27	82	140	297
Small Cap Growth Fund – Class I	33	101	171	358	33	101	171	358
12

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	28	85	145	308	28	85	145	308
Smith Barney Premier Selections All Cap Growth Portfolio	28	86	146	309	28	86	146	309
Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio – All Cap Growth and Value	28	87	149	314	28	87	149	314
Multiple Discipline Portfolio – Large Cap Growth and Value	28	87	149	314	28	87	149	314
Multiple Discipline Portfolio – Global Cap Growth and Value	28	87	149	314	28	87	149	314
Multiple Discipline Portfolio – Balanced All Cap Growth and Value	28	87	149	314	28	87	149	314
Travelers Series Trust
Equity Income Portfolio	26	81	138	294	26	81	138	294
Large Cap Portfolio	26	81	138	294	26	81	138	294
MFS Emerging Growth Portfolio	27	84	143	304	27	84	143	304
MFS Research Portfolio	28	85	145	307	28	85	145	307
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	27	82	140	298	27	82	140	298
Alliance Growth Portfolio	27	82	140	297	27	82	140	297
MFS Total Return Portfolio	27	82	140	298	27	82	140	298
Smith Barney Aggressive Growth Portfolio	27	82	141	299	27	82	141	299
Smith Barney High Income Portfolio	25	77	132	282	25	77	132	282
Smith Barney Large Capitalization Growth Portfolio	26	81	138	293	26	81	138	293
Smith Barney Mid Cap Core Portfolio	28	86	146	309	28	86	146	309
Smith Barney Money Market Portfolio	24	73	125	268	24	73	125	268
Travelers Managed Income Portfolio	25	78	133	283	25	78	133	283
Van Kampen Enterprise Portfolio	26	79	136	289	26	79	136	289
Van Kampen Life Investment Trust
Emerging Growth Portfolio – Class II Shares	26	80	137	291	26	80	137	291
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	27	84	144	305	27	84	144	305
Variable Insurance Products Fund II
Contrafund® Portfolio - Service Class	26	79	136	289	26	79	136	289
Variable Insurance Products Fund III
Mid Cap Portfolio - Service Class 2	27	84	143	303	27	84	143	303
  13

  CONDENSED FINANCIAL INFORMATION

  TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 are newly registered separate accounts. Therefore, as of the date of this prospectus, there is no Condensed Financial Information for either separate account.

  THE ANNUITY CONTRACT

  Travelers Vintage Access Annuity is a contract between the contract owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

  You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

  Certain changes and elections must be made in writing to the Company. Where the term “written request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

  Contract Owner Inquiries

  Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

  Purchase Payments

  Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

  We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

  Accumulation Units

  The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is

  14

  determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

  The Variable Funding Options

  You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and contract owners should not compare the two.

  You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

  If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

  The current variable funding options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser
Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio - Class B	Seeks to achieve reasonable current income and reasonable opportunity for appreciation through investments primarliy in dividend-paying common stocks of good quality.	Allicance Capital Management, L.P. ("Alliance")
Premier Growth Portfolio — Class B	Seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earning momentum.	Alliance
American Variable Insurance Series
Global Growth Fund — Class 2	Seeks capital appreciation by investing primarily in common stocks of companies located around the world.	Capital Research and Management Company
Growth Fund - Class 2	Seeks capital appreciation by investing primarily in common stocks of companies that appear to offer superior opportunities for growth and capital	Capital Research and Management Company
Growth-Income Fund — Class 2	Seeks capital appreciation and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.	Capital Research and Management Company

  15

Funding Option	Investment Objective	Investment Adviser/Subadviser
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2	Seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small cap) companies.	Franklin Advisers, Inc
Mutual Shares Securities Fund — Class 2	Seeks capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria.	Franklin Mutual Advisers, LLC
Templeton Foreign Securities Fund — Class 2	Seeks long-term capital growth The Fund will invest at least 89% of its net assets in foreign securities, including emerging markets.	Templeton Investment Counsel, Inc.
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long term appreciation of capital.	Smith Barney Fund Management LLC (“SBFM”)
Diversified Strategic Income Portfolio	High current income.	SBFM Subadviser: Smith Barney Global Capital Management, Inc.
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index, with comparable economic sector weightings, market capitalization and liquidity.	Travelers Investment Management Co. (“TIMCO”)
Fundamental Value Portfolio	Seeks long term capital growth with current income as a secondary objective.	SBFM
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	Seeks long-term capital growth by investing primarily in common stocks selected for their growth potential, normally investing at least 50% of its equity assets in medium-sized companies.	Janus Capital
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	Seeks capital appreciation by investing mostly in common stocks of companies outside the United States	Putnam Investment Management, Inc. (“Putnam”)
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation by investing mainly in common stocks of U.S. companies with a focus on value stocks.	Putnam
Salomon Brothers Variable Series Fund, Inc.
Capital Fund – Class I	Seeks capital appreciation, primarily through investments in common stocks which are believed to have above-average price appreciation potential and which may involve above average risk.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund – Class I	Seeks long-term growth of capital, and, secondarily, current income, through investments in common stocks of well-known companies.	SBAM
Small Cap Growth Fund – Class I	Seeks long-term growth of capital by investing under normal circumstances at least 80% of its assets in equity securities of companies with market capitalizations similar to that of companies included in the Russell 2000 Growth Index.	SBAM

  16

Funding Option	Investment Objective	Investment Adviser/Subadviser
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation by investing primarily in U.S. common stocks and other equity securities, typically of established companies with large market capitalization..	SBFM
Premier Selections All Cap Growth Portfolio	Seeks long-term growth of capital using a multi-manager approach investing in small, medium and large sized companies.	SBFM
Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio – All Cap Growth and Value	Seeks long-term growth of capital by investing in equity securities within all market capitalization ranges. The Portfolio consists of two segments. The All Cap Growth segment combines the growth potential of small to medium companies with the stability of high-quality large company growth stocks. The All Cap Value segment invests in companies whose market prices are attractive in relation to their business fundamentals.	Smith Barney Fund Management LLC (“SBFM”)
Multiple Discipline Portfolio – Large Cap Growth and Value	Seeks long-term growth of capital by investing in equity securities of companies with large market capitalizations. The Portfolio consists of two segments. The Large Cap Growth segment focuses on high-quality stocks with consistent growth. The Large Cap Value segment invests in established undervalued companies.	SBFM
Multiple Discipline Portfolio – Global All Cap Growth and Value	Seeks long-term growth of capital by investing in equity securities. The Portfolio consists of four segments. The Large Cap Growth segment focuses on high-quality stocks with consistent growth. The Large Cap Value segment invests in established undervalued companies. The Mid/Small Cap Growth segment invests in small and medium sized companies with strong fundamentals and earnings growth potential. The International – ADR segment seeks to build long-term well-diversified portfolios with exceptional risk/reward characteristics.	SBFM
Multiple Discipline Portfolio – Balanced All Cap Growth and Value	Seeks long-term growth of capital balanced with principal preservation by investing in equity and fixed-income securities. The Portfolio consists of three segments. The All Cap Growth segment combines the growth potential of small to medium companies with the stability of high-quality large company growth stocks. The All Cap Value segment invests in companies whose market prices are attractive in relation to their business fundamentals. The Government Securities Management (7-Year) segment invests in short and intermediate term U.S. government securities with an average maturity of 7 years.	SBFM
The Travelers Series Trust
Equity Income Portfolio	Seeks reasonable income by investing at least 80% in equity securities. The Fund normally invests primarily in income producing equities. The balance may be invested in all types of domestic and foreign securities, including bonds. The Subadviser also considers the potential for capital appreciation.	TAMIC Subadviser: Fidelity Management & Research Co (“FMR”)
Large Cap Portfolio	Seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations.	TAMIC Subadviser: FMR

  17

Funding Option	Investment Objective	Investment Adviser/Subadviser
MFS Emerging Growth Portfolio	Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the MFS Portfolio’s investment objective.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Research Portfolio	Seeks to provide long-term growth of capital and future income.	TAMIC Subadviser: MFS
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation	Travelers Investment Adviser (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long-term growth of capital.	TIA Subadviser: Alliance Capital Management L.P.
MFS Total Return Portfolio	(a balanced portfolio) Seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.	TIA Subadviser: MFS
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation.	SBFM
Smith Barney High Income Portfolio	Seeks high current income. Capital appreciation is a secondary objective.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long-term growth of capital	SBFM
Smith Barney Mid Cap Core Portfolio	Seeks long-term growth of capital	SBFM
Smith Barney Money Market Portfolio	Seeks maximum current income and preservation of capital. The fund seeks to maintain a stable $1 price share.	SBFM
Travelers Managed Income Portfolio	Seeks high current income consistent with prudent risk of capital.	TAMIC
Van Kampen Enterprise Portfolio	Seeks capital appreciation by investing primarily in a portfolio of securities consisting principally of common stocks.	TIA Subadviser: Van Kampen Asset Management Inc.
Van Kampen Life Investment Trust
Emerging Growth Portfolio	Seeks capital appreciation by investing primarily in common stocks of companies considered to be emerging growth companies.	Van Kampen Asset Management Inc.
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Fund	Seeks long-term capital growth by investing in equity securities of U.S. companies with market capitalizations below the top 1,000 stocks of the equity market. Under normal circumstances, at least 65% of the fund's total assets will be invested in such companies. Dividend income, if any, is incidental to this investment objective.	Citi Fund Management, Inc.
Variable Insurance Products Fund II
Contrafund Portfolio - Service Class	Seeks long-term capital appreciation by investing primarily in common stocks of companies whose value the adviser believes is not fully recognized by the public.	FMR
Variable Insurance Products Fund III
Mid Cap Portfolio - Service Class 2	Seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.	FMR

  18

  CHARGES AND DEDUCTIONS

  General

  We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      the ability for you to make withdrawals and surrenders under the Contracts;
      the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners, the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, asset allocation and systematic withdrawal programs);
      administration of the annuity options available under the Contracts; and
      the distribution of various reports to contract owners.

  Costs and expenses we incur include:

      losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts, sales and marketing expenses including commission payments to your sales agent, and other costs of doing business.

  Risks we assume include:

      that annuitants may live longer than estimated when the annuity factors under the Contracts were established;
      that the amount of the death benefit will be greater than the contract value, and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

  We may also deduct a charge for taxes.

  Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

  We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

  The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

  Transfer Charge

  We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

  Administrative Charges

  There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will

  19

  prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

              (1)   from the distribution of death proceeds;

              (2)   after an annuity payout has begun; or

              (3)   if the contract value on the date of assessment equals or is greater than $40,000.

  We deduct the administrative expense charge (sometimes called “sub-account administrative charge”) on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

  Mortality and Expense Risk Charge

  Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. The M&E charge is 1.65% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

  E.S.P. Charge

  If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the variable funding options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

  Variable Funding Option Expenses

  We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

  Variable Liquidity Benefit Charge

  If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 6% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

  Premium Tax

  Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

  Changes in Taxes Based upon Premium or Value

  If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

  TRANSFERS

  Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

  20

    1.   Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage contract owners. In making this determination, we will consider, among other things, the following factors:

      the total dollar amount being transferred;
      the number of transfers you made within the previous three months;
      whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
      whether your transfers are part of a group of transfers made by a third party on behalf of the individual contract owners in the group.

    2.   Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things:

      reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed preauthorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

  If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

  Future Modifications. We will continue to monitor the transfer activity occurring among the variable funding options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

  If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of contract owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We reserve the right to charge a $10.00 fee for any transfer request which exceeds twelve per year. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging program, an asset allocation program or a rebalancing program.

  We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the maturity date, you may make transfers only if allowed by your Contract or with our consent. These restrictions are subject to any state law requirements.

  Dollar Cost Averaging

  Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

  You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

  You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program or Special DCA Program in place at one time.

  All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

  21

  ACCESS TO YOUR MONEY

  Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any premium tax not previously deducted. Unless you submit a written request specifying the variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

  We may defer payment of any cash surrender value for a period of up to five business days after the written request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

  Systematic Withdrawals

  Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

  We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to contract owners (where allowed by state law).

  Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

  OWNERSHIP PROVISIONS

  Types of Ownership

  Contract Owner

  Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

  You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

  If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional purchase payments.

  Joint Owner. For nonqualified Contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

  22

  Beneficiary

  You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the variable funding options as most recently elected by the contract owner, until the death report date.

  Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

  Annuitant

  The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

  Contingent Annuitant

  You may name one individual as a contingent annuitant. A contingent annuitant may not be changed, deleted or added to the Contract after the contract date. If the annuitant who is not the owner dies prior to the maturity date, and the contingent annuitant is still living;

      the death benefit will not be payable upon the annuitant’s death the contingent annuitant becomes the annuitant
      all other rights and benefits will continue in effect

  When a contingent annuitant becomes the annuitant, the maturity date remains the same as previously in effect.

  If the annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a contingent annuitant.

  DEATH BENEFIT

  Before the maturity date, generally, a death benefit is payable when either the annuitant or a contract owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or election of spousal or beneficiary contract continuance (“death report date”).

  Death Proceeds Before the Maturity Date

Note:	If the owner dies before the annuitant, the death benefit is recalculated replacing all references to “annuitant” with “owner.”

  If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

a)	the Contract Value;

b)	the Adjusted Purchase Payment;

  23

    Adjusted Purchase Payment:

    The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

c)	the Step-Up Value (if any, as described below)

    Step Up Value:

    The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant’s 80th birthday and before the Annuitant’s death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant’s 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

  Partial Surrender Reduction

  The Partial Surrender Reduction for (b) above is equal to 1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by 2) the amount of the partial surrender divided by 3) the Contract Value immediately prior to the partial surrender.

  For example, assume your current contract value is $55,000. If your current adjusted purchase payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted purchase payment as follows:

              50,000 x (10,000/55,000) = $9,090

  Your new adjusted purchase payment would be 50,000 – 9,090, or $40,910.

  The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your current adjusted purchase payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted purchase payment as follows:

              50,000 x (10,000/30,000) = $16,666

  Your new adjusted purchase payment would be 50,000 – 16,666, or $33,334.

  The Partial Surrender Reduction for (c) above is equal to 1) the Step Up Value in effect immediately prior to the reduction for the partial surrender, multiplied by 2) the amount of the partial surrender divided by 3) the Contract Value immediately prior to the partial surrender.

  For example, assume your current contract value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

              50,000 x (10,000/55,000) = $9,090

  Your new step-up value would be 50,000-9,090, or $40,910.

  The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

              50,000 x (10,000/30,000) = $16,666

  Your new step-up value would be 50,000-16,666, or $33,334.

  24

  Enhanced Stepped-Up Provision (“E.S.P.”). (This provision is not available to a customer when either the annuitant or owner is age 76 or older on the Contract Date.) This provision must be elected at time of application.

  If you have selected the E.S.P., the total death benefit as of the death report date will equal the death benefit described above plus the greater of zero or the following amount:

  If the annuitant is younger than age 70 on the Contract Date, 40% of the lesser of: (1) 200% of the modified purchase payments excluding purchase payments that are received and within 12 months of the death report date, or (2) your contract value minus the modified purchase payments, calculated as of the death report date; or

  If the annuitant is between the ages of 70 and 75 on the Contract Date, 25% of the lesser of: (1) 200% of the modified purchase payments excluding purchase payments that are both received and within 12 months of the death report date, or (2) your contract value minus the modified purchase payments, calculated as of the death report date.

  The initial modified purchase payment is equal to the initial contract value. Whenever an additional purchase payment is made, the modified purchase payment(s) are increased by the amount of the purchase payment. Whenever a partial surrender is taken, the modified purchase payment(s) are reduced by a partial surrender reduction as described below.

  The partial surrender reduction is equal to: (1) the modified purchase payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the contract value immediately prior to the partial surrender.

  For example, assume your current modified purchase payment is $50,000 and that your current contract value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified purchase payment as follows:

     50,000 X (10,000/55,000) = 9,090

  You new modified purchase payment would be $50,000 — $9,090 = 40,910

  The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your current modified purchase payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified purchase payment as follows:

     50,000 X (10,000/30,000) = 16,666

  Your new modified purchase payment would be 50,000 — 16,666 = $33,334

  25

  Payment of Proceeds

  We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

  Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner (who is not the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes

Owner (who is the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the new owner rather than receive the distribution.	Yes

Non-spousal Joint Owner (who is not the annuitant)	The surviving joint owner.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Non-spousal Joint Owner (who is the annuitant)	The beneficiary (ies), or, if none, to the surviving joint owner.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Spousal Joint Owner (who is not the annuitant)	The surviving joint owner.	Unless the spouse elects to continue the Contract.	Yes

Spousal Joint Owner (who is the annuitant)	The beneficiary (ies), or, if none, to the surviving joint owner.	Unless the spouse elects to continue the contract.

		A spouse who is not the beneficiary may decline to receive the proceeds and instruct the Company to pay the beneficiary, who may elect to continue the Contract.	Yes

Annuitant (who is not the contract owner)	The beneficiary (ies), or if none, to the contract owner.	Unless, where there is no contingent annuitant, the beneficiary elects to continue the contract rather than receive the distribution.

		Or unless, there is a contingent annuitant. Then, the contingent annuitant becomes the annuitant and the contract continues in effect (generally using the original maturity date). The proceeds will then be paid upon the death of the contingent annuitant or owner.	Yes

  26

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless. . .	Mandatory Payout Rules Apply*
Annuitant (who is the contract owner)	See death of “owner who is the annuitant” above.		Yes

Annuitant (where owner is a nonnatural person/trust)	The beneficiary (ies) (e.g. the trust) or if none, to the owner.		Yes (Death of annuitant is treated as death of the owner in these circumstances.)

Contingent Annuitant (assuming annuitant is still alive)	No death proceeds are payable; contract continues.		N/A

Beneficiary	No death proceeds are payable; contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

  ______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. If mandatory distributions have begun, the 5 year payout option is not available.

  Spousal Contract Continuance (Subject to Availability — Does Not Apply if a Non-Spouse is a Joint Owner)

  Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the annuitant and your spouse elects to continue the Contract, your spouse will be named the annuitant as of the death report date.

  If your spouse elects to continue the Contract as contract owner, the death benefit will be calculated as of the death report date. If the contract value is less than the calculated death benefit, the contract value will be increased to equal the death benefit. This amount is referred to as the adjusted contract value. Any difference between the contract value and the adjusted contract value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the death report date.

  All Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse’s age on the death report date as if your spouse had purchased the Contract with the adjusted contract value on the death report date. This spousal contract continuance is available only once for each Contract. There is no charge to elect this option.

  27

  Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries)

  If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the death report date, (more than $1,000,000 is subject to home office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

  If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the death report date. The initial contract value of the continued contract (the “adjusted contract value”) will equal the greater of the contract value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

  The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      transfer ownership
      take a loan
      make additional purchase payments

  The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the death report date. All other fees and charges applicable to the original Contract will also apply to the continued Contract. The E.S.P. option is not available to a beneficiary who continues the Contract under this provision. All benefits and features of the continued contract will be based on the beneficiary’s age on the death report date as if the beneficiary had purchased the Contract with the adjusted contract value on the death report date. There is no charge to elect this option.

  Death Proceeds after the Maturity Date

  If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

  THE ANNUITY PERIOD

  Maturity Date

  Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before we make annuity payments. Not all op tions may be available in all states.

  You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant’s 90th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the maturity date you elect may not be later than the annuitant’s 90th birthday.)

  At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified Contracts upon either the later of the contract owner’s attainment of age 701/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

  28

  Allocation of Annuity

  You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See “Transfers.”)

  Variable Annuity

  You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

  Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the contract value as of 14 days before the date annuity payments begin, less any applicable premium taxes not previously deducted.

  The amount of your first monthly payment depends on the annuity option you elected and the annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payments will decrease. However, if the annualized investment p erformance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

  Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

  Fixed Annuity

  You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

  PAYMENT OPTIONS

  Election of Options

  While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

  During the annuitant’s lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

  29

  The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

  On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

  Annuity Options

  Subject to the conditions described in “Election of Options” above, we may pay all or any part of the contract value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

  Option 1 — Life Annuity — No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

  Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

  Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

  Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

  Option 5 — Payment for a Fixed Period. The Company will make monthly payments for the period selected.

  Variable Liquidity Benefit

  This benefit is only offered with Variable Annuity Options (as described in the Settlement Provisions of the Contract) for Fixed Period Option only payments, without Life Contingency.

  At any time after annuitization and before death, the contract owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is the Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

  MISCELLANEOUS CONTRACT PROVISIONS

  Right to Return

  You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

  30

  If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

  We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

  Termination

  You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $2,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value less any applicable taxes.

  Required Reports

  As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

  Suspension of Payments

  The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

  THE SEPARATE ACCOUNTS

  The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002, respectively. Both TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

  We hold the assets of TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

  All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

  Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable

  31

  funding option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

  Performance Information

  From time to time, we may advertise several types of historical performance for the Contract’s variable funding options. We may advertise the “standardized average annual total returns” of the variable funding option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

  Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold.

  Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

  For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

  General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

  FEDERAL TAX CONSIDERATIONS

  The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

  Non-Resident Aliens

  Distributions to non-resident aliens (“NRAs”) are subject to special tax and withholding rules under the Code. In addition, annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

  32

  General Taxation of Annuities

  Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

  Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

  Types of Contracts: Qualified or Nonqualified

  If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a qualified Contract. Some examples of qualified Contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the pro grams described above, your Contract is referred to as nonqualified.

  Nonqualified Annuity Contracts

  As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

  If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

  If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See “Penalty Tax for Premature Distributions” below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have consequences in the year taken.

  The Contract provides one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase price or contract value. It is possible that the IRS may take a position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such an optional death benefit should be treated as a taxable withdrawal, you should consult your tax adviser before selecting any rider or endorsement to the Contract.

  Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

  33

  Puerto Rico Tax Considerations

  The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or a proposed distribution.

  Qualified Annuity Contracts

  Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

  Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state’s income tax laws. Please consult your employer or tax advisor regarding this issue.

  Penalty Tax for Premature Distributions

  For both qualified and nonqualified contracts, taxable distributions taken before the contract owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. This is in addition to any penalites which may apply under your Contract.

  Diversification Requirements for Variable Annuities

  The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

  Ownership of the Investments

  In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

  34

  Mandatory Distributions For Qualified Plans

  Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement.

  Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

  Taxation of Death Benefit Proceeds

  Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

  OTHER INFORMATION

  The Insurance Companies

  Please refer to your Contract to determine which Company issued your Contract.

  The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One City Place, Hartford, Connecticut 06103.

  The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One City Place, Hartford, Connecticut 06103.

  Financial Statements

  The financial statements for the Company are located in the Statement of Additional Information. Since the Separate Accounts are newly established, there are no financial statements for this account.

  Distribution of Variable Annuity Contracts

  We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One City Place, Hartford, CT 06103.

  Up-front compensation paid to sales representatives will not exceed 8% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

  Conformity with State and Federal Laws

  The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, contract value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

  35

  Voting Rights

  The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from contract owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to contract owners.

  Legal Proceedings and Opinions

  Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

  There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

  36

  APPENDIX A

  CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

  The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Principal Underwriting Agreement
        Valuation of Assets
        Performance Information
        Federal Tax Considerations
        Independent Accountants
        Financial Statements

  Copies of the Statement of Additional Information dated February 14, 2003 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One City Place, Hartford, Connecticut 06103. The Travelers Insurance Company Statement of Additional Information is printed on Form L-______, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-______.

Name:
Address:

  A-1

L-	February, 2003

  Portfolio Architect Access Annuity Prospectus:

  TIC Variable Annuity Separate Account 2002
  TLAC Variable Annuity Separate Account 2002

  This prospectus describes Portfolio Architect Access Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to your contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“nonqualified Contracts”). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.”

  Your premium (“purchase payments”) accumulate on a variable basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

Capital Appreciation Fund	Salomon Brothers Variable Series Fund Inc.
Money Market Portfolio	Capital Fund – Class I
Alliance Variable Product Series Fund, Inc.	Investors Fund – Class I
Premier Growth Portfolio – Class B	Large Cap Growth Fund – Class I
Delaware VIP Trust	Small Cap Growth Fund – Class I
VIP REIT Series — Standard Class	Travelers Series Fund Inc.
Dreyfus Variable Investment Fund	AIM Capital Appreciation Portfolio
Appreciation Portfolio — Initial Shares	Alliance Growth Portfolio
Small Cap Portfolio — Initial Shares	MFS Total Return Portfolio
Franklin Templeton Variable Insurance Products Trust	The Travelers Series Trust
Mutual Shares Securities Fund — Class 2	Disciplined Mid Cap Stock Portfolio
Templeton Growth Securities Fund — Class 2	Equity Income Portfolio
Greenwich Street Series Fund	Federated High Yield Portfolio
Emerging Growth Fund – Class I	Federated Stock Portfolio
Equity Index Portfolio — Class II Shares	Large Cap Portfolio
Growth and Income Fund – Class I	Lazard International Stock Portfolio
Janus Aspen Series	MFS Emerging Growth Portfolio
Balanced Portfolio — Service Shares	MFS Mid Cap Growth Portfolio
Global Life Sciences Portfolio — Service Shares	MFS Research Portfolio
Global Technology Portfolio — Service Shares	Travelers Quality Bond Portfolio
Worldwide Growth Portfolio — Service Shares	Van Kampen Life Investment Trust
PIMCO Variable Insurance Trust	Comstock Portfolio - Class II Shares
Total Return Portfolio — Administrative Class	Enterprise Portfolio - Class II Shares
Putnam Variable Trust	Variable Insurance Products Fund II (Fidelity)
Putnam VT International Growth Fund — Class IB Shares	Contrafund® Portfolio — Service Class 2
Putnam VT Small Cap Value Fund — Class IB Shares	Variable Insurance Products Fund III (Fidelity)
Dynamic Capital Appreciation Portfolio – Service Class 2
Mid Cap Portfolio — Service Class 2

  The Contract, certain contract features and/or some of the funding options may not be available in all states. The current prospectuses for the underlying funds that support the variable funding options must accompany this prospectus. Read and retain them for future reference.

  This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated February 14, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One City Place, Hartford, Connecticut 06103, call 1-800-842-9368 or access the SEC’s website (http://www.sec.gov). See Appendix C for the SAI’s table of contents.

  Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  Prospectus February 14, 2003

Index of Special Terms	2	Payment Options	29
Summary	3	Election of Options	29
Fee Table	6	Annuity Options	30
Condensed Financial Information	14	Variable Liquidity Benefit	30
The Annuity Contract	14	Miscellaneous Contract Provisions	30
Contract Owner Inquiries	14	Right to Return	30
Purchase Payments	14	Termination	31
Accumulation Units	14	Required Reports	31
The Variable Funding Options	15	Suspension of Payments	31
Charges and Deductions	19	The Separate Accounts	31
General	19	Performance Information	32
Transfer Charge	19	Federal Tax Considerations	32
Administrative Charges	20	Non-Resident Aliens	32
Mortality and Expense Risk Charge	20	General Taxation of Annuities	32
E.S.P. Charge	20	Types of Contracts: Qualified or Nonqualified	33
Variable Funding Option Expenses	20	Nonqualified Annuity Contracts	33
Premium Tax	20	Puerto Rico Tax Considerations	33
Changes in Taxes Based Upon		Qualified Annuity Contracts	34
Premium or Value	20	Penalty Tax for Premature
Transfers	21	Distributions	34
Dollar Cost Averaging	21	Diversification Requirements for
Access to Your Money	22	Variable Annuities	34
Systematic Withdrawals	22	Ownership of the Investments	34
Ownership Provisions	22	Mandatory Distributions for Qualified Plans	34
Types of Ownership	22	Taxation of Death Benefit Proceeds	35
Contract Owner	22	Other Information	35
Beneficiary	23	The Insurance Companies	35
Annuitant	23	Financial Statements	35
Contingent Annuitant	23	Distribution of Variable Annuity Contracts	35
Death Benefit	23	Conformity with State and Federal Laws	35
Death Proceeds Before the Maturity Date	23	Voting Rights	35
E.S.P.	25	Legal Proceedings and Opinions	36
Payment of Proceeds	26	Appendix A: Contents of the Statement
Death Proceeds After the Maturity Date	28	of Additional Information	A-1
The Annuity Period	28
Maturity Date	28
Allocation of Annuity	28
Variable Annuity	29
Fixed Annuity	29

  INDEX OF SPECIAL TERMS

  The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit	14	Contract Year	14
Accumulation Period	14	Death Report Date	23
Annuitant	23	Joint Owner	22
Annuity Payments	28	Maturity Date	28
Annuity Unit	15	Modified Purchase Payment	25
Cash Surrender Value	22	Net Investment Rate	29
Contingent Annuitant	23	Purchase Payment	14
Contract Date	14	Underlying Fund	15
Contract Owner	22	Variable Funding Option(s)	15
Contract Value	14	Written Request	14

  Summary:
  Portfolio Architect Access Annuity

  This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

  What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors the TIC Variable Annuity Separate Account 2002; The Travelers Life and Annuity Company sponsors the TLAC Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either TIC Variable Annuity Separate Account 2002 or TLAC Variable Annuity Separate Account 2002, depending upon your issuing Company.

  You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

  Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options. You can also lose money in the variable funding options.

  The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

  During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

  Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

  You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

  Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

  If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

  Can you give a general description of the variable funding options and how they operate? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund (“underlying fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

  You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners.

  What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.55%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each underlying fund also charges for management costs and other expenses.

  If you select the Enhanced Stepped-Up Provision (“E.S.P.”), an additional 0.20% annually will be deducted from amounts in the variable funding options. This provision is not available when either the annuitant or owner is age 76 or older when the Contract is issued.

  How will my purchase payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

  For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

  How may I access my money? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

  What is the death benefit under the Contract? The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

  Where may I find out more about accumulation unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

  Are there any additional features? This Contract has other features you may be interested in. These include:

      Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
      Systematic Withdrawal Option. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

      Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.
      Enhanced Stepped-Up Provision (“E.S.P.”). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.
      Spousal Contract Continuance (Subject to Availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint contract owner and/or beneficiary only.
      Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries). If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

  FEE TABLE

  The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each variable funding option purchases shares of the underlying fund at net asset value. The net asset value already reflects the deduction of each underlying fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of underlying fund expenses.

  We receive payments from some of the underlying funds or their affiliates for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of Travelers’ Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

  The amounts shown in the table are based on historical fund expenses, as a percentage of each fund’s average daily net assets as of December 31, 2001 (unless otherwise indicated). This information was provided by the funds and we have not independently verified it. More detail concerning each fund’s fees and expenses is contained in the prospectus for each underlying fund.

  Annual Separate Account Charges

  (as a percentage of the average daily net assets of the Separate Account)

With E.S.P. Selected:		Without E.S.P. Selected
Mortality and Expense Risk Charge	1.55%	Mortality and Expense Risk Charge	1.55%
Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%
E.S.P. Charge	0.20%	Total Separate Account Charges	1.70%
Total Separate Account Charges	1.90%

  Other Annual Charges

Annual Contract Administrative Charge	$30
(Waived if contract value is $40,000 or more)

  Variable Funding Option Expenses:

  (as a percentage of average daily net assets of the funding option as of December 31, 2001, unless otherwise noted)

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Capital Appreciation Fund	0.75%	—	0.09%	0.84%
Money Market Portfolio (Travelers)	0.32%	—	0.08%	0.40%(1)
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B*	1.00%	0.25%	0.04%	1.29%
Delaware VIP Trust
VIP REIT Series – Standard Class	0.75%	—	0.14%	0.89%(2)
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	0.75%	—	0.03%	0.78%(3)
Small Cap Portfolio — Initial Shares	0.75%	—	0.04%	0.79%(3)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2*	0.60%	0.25%	0.19%	1.04%(4)
Templeton Growth Securities Fund — Class 2*	0.80%	0.25%	0.05%	1.10%(5)
Greenwich Street Series Fund
Emerging Growth Fund – Class I	0.95%	—	0.23%	1.18%(14)
Equity Index Portfolio — Class II Shares*	0.21%	0.25%	0.03%	0.49%(14)
Growth and Income Fund – Class I	0.65%	—	0.29%	0.94%(14)
Janus Aspen Series
Balanced Portfolio — Service Shares*	0.65%	0.25%	0.01%	0.91%
Global Life Sciences Portfolio — Service Shares*	0.65%	0.25%	0.17%	1.07%
Global Technology Portfolio — Service Shares*	0.65%	0.25%	0.05%	0.95%
Worldwide Growth Portfolio — Service Shares*	0.65%	0.25%	0.04%	0.94%
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	0.25%	—	0.40%	0.65%(6)
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares*	0.76%	0.25%	0.18%	1.19%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.30%	1.35%
Salomon Brothers Variable Series Fund Inc.
Capital Fund – Class I	0.83%	—	0.17%	1.00%(7)
Investors Fund – Class I	0.70%	—	0.12%	0.82%(8)
Large Cap Growth Fund – Class I	0.75%	—	0.25%	1.00%
Small Cap Growth Fund – Class I	0.75%	—	0.72%	1.47%(9)
The Travelers Series Trust
Convertible Securities Portfolio	0.60%	—	0.19%	0.79%(10)
Disciplined Mid Cap Stock Portfolio	0.70%	—	0.13%	0.83%
Equity Income Portfolio	0.75%	—	0.04%	0.85%(11)
Federated High Yield Portfolio	0.65%	—	0.24%	0.89%
Federated Stock Portfolio	0.63%	—	0.18%	0.81%
Large Cap Portfolio	0.75%	—	0.04%	0.84%(12)
Lazard International Stock Portfolio	0.83%	—	0.18%	1.01%

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

MFS Emerging Growth Portfolio	0.75%	—	0.14%	0.89%
MFS Mid Cap Growth Portfolio	0.80%	—	0.12%	0.92%
MFS Research Portfolio	0.80%	—	0.12%	0.92%
Travelers Quality Bond Portfolio	0.32%	—	0.13%	0.45%
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.03%	0.83%(13)
Alliance Growth Portfolio	0.80%	—	0.02%	0.82%(13)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(13)
Van Kampen Life Investment Trust
Comstock Portfolio - Class II Shares*	0.60%	0.25%	0.19%	1.04%(14)
Enterprise Portfolio - Class II Shares*	0.48%	0.25%	0.12%	0.87%(15)
Variable Insurance Products Fund II
Contrafund® Portfolio - Service Class 2*	0.58%	0.25%	0.07%	0.94%(16)
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio - Service Class 2*	0.58%	0.25%	0.85%	3.77%(17)
Mid Cap Portfolio - Service Class 2*	0.58%	0.25%	0.05%	0.94%(18)

  ______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

  Notes

(1)	Travelers Insurance reimbursed the portfolio for $44,028 in expenses for the year ended December 31, 2001 (the portfolio's fiscal year end). If such expenses were not reimbursed the actual expense ratio would have been 0.42%. For the year ended December 31, 2001, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.40%.

(2)	The investment advisor for the Delaware VIP REIT Series is Delaware Management Company (DMC). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(3)	The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.

(4)	The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(5)	The Fund administration fee is paid indirectly through the Management Fee for Templeton Growth Securities Fund — Class 2. The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(6)	"Other Expenses" reflects a 0.25% administrative fee, a 0.15% service fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(7)	The Manager has waived a portion of its management fees for the year ended December 31, 2001. If such fees were not waived, the actual expenses ratio would have been 1.02%. As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(8)	As a result of a voluntary expense limitation, expense ratios will not exceed 1%.

(9)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.50%.

(10)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.80%.

(11)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating Expenses for the Equity Income Portfolio were 0.79%.

(12)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating Expenses for the Large Cap Portfolio were 0.79%.

(13)	Expenses are as of October 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(14)	Expenses are as of December 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(15)	If certain expenses had not been assumed by Van Kampen, Total Annual Operating Expenses for the Enterprise Portfolio Class II Shares would have been 0.87%.

(16)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating Expenses for the Fidelity VIP II Contrafund Portfolio — Service Class 2 were 0.90%.

(17)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. In addition, the fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement and the offset described above, the actual management fee, other expenses and total annual expenses in 2001 were 0.58%, 0.85% and 1.68%, respectively.

(18)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of such reductions, actual Total Annual Operating Expenses for the Fidelity VIP III Mid Cap Portfolio — Service Class 2 were 0.88%.

  EXAMPLES

  These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2001, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The example also assumes that the $30 annual administrative charge is equivalent to 0.015% of the Separate Account contract value.

  EXAMPLE: DEATH BENEFIT WITH E.S.P.

  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the Death Benefit with the E.S.P. option selected:

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	28	85	146	308	28	85	146	308
Money Market Portfolio (Travelers)	23	72	124	265	23	72	124	265
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio - Class B	32	99	168	351	32	99	168	351
Delaware VIP Trust
VIP REIT Series - Standard Class	28	87	148	313	28	87	148	313
Dreyfus Variable Investment Fund
Appreciation Portfolio - Initial Shares	27	84	143	303	27	84	143	303
Small Cap Portfolio - Initial Shares	27	84	143	303	27	84	143	304
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund - Class 2	30	91	155	328	30	91	155	328
Templeton Growth Securities Fund - Class 2	30	93	158	333	30	93	158	333
Greenwich Street Series Fund
Emerging Growth Fund – Class I	31	96	162	341	31	96	162	341
Equity Index Portfolio - Class II Shares	24	75	128	274	24	75	128	274
Growth and Income Fund – Class I	29	88	151	318	29	88	151	318
Janus Aspen Series
Balanced Portfolio - Service Shares	29	88	149	315	29	88	149	315
Global Life Sciences Portfolio - Service Shares	30	92	157	330	30	92	157	330
Global Technology Portfolio - Service Shares	29	89	151	319	29	89	151	319
Worldwide Growth Portfolio - Service Shares	29	88	151	318	29	88	151	318
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	26	80	136	290	26	80	136	290

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares	31	96	163	342	31	96	163	342
Putnam VT Small Cap Value Fund - Class IB Shares	33	101	170	356	33	101	170	356
Salomon Brothers Variable Series Fund Inc.
Capital Fund – Class I	29	90	154	324	29	90	154	324
Investors Fund – Class I	28	85	145	307	28	85	145	307
Large Cap Growth Fund – Class I	29	90	154	324	29	90	154	324
Small Cap Growth Fund – Class I	34	104	176	367	34	104	176	367
The Travelers Series Trust
Convertible Securities Portfolio	27	84	143	304	27	84	143	304
Disciplined Mid Cap Stock Portfolio	28	85	145	308	28	85	145	308
Equity Income Portfolio	27	84	143	304	27	84	143	304
Federated High Yield Portfolio	28	87	148	313	28	87	148	313
Federated Stock Portfolio	28	85	144	306	28	85	144	306
Large Cap Portfolio	27	84	143	304	27	84	143	304
Lazard International Stock Portfolio	30	91	154	325	30	91	154	325
MFS Emerging Growth Portfolio	28	87	148	313	28	87	148	313
MFS Mid Cap Growth Portfolio	29	88	150	316	29	88	150	316
MFS Research Portfolio	29	88	150	316	29	88	150	316
Travelers Quality Bond Portfolio	24	74	126	270	24	74	126	270
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	28	85	145	308	28	85	145	308
Alliance Growth Portfolio	28	85	145	307	28	85	145	307
MFS Total Return Portfolio	28	85	145	308	28	85	145	308
Van Kampen Life Investment Trust
Comstock Portfolio - Class II Shares	30	91	155	328	30	91	155	328
Enterprise Portfolio - Class II Shares	28	86	146	309	28	86	146	309
Variable Insurance Products Fund II
Contrafund® Portfolio - Service Class 2	28	87	149	314	28	87	149	314
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio - Service Class 2	36	110	186	386	36	110	186	386
Mid Cap Portfolio - Service Class 2	28	87	148	312	28	87	148	312

  EXAMPLE: DEATH BENEFIT WITHOUT E.S.P.

  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the Death Benefit without the E.S.P. option selected:

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	26	79	136	289	26	79	136	289
Money Market Portfolio (Travelers)	21	66	114	245	21	66	114	245
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio - Class B	30	93	158	332	30	93	158	332
Delaware VIP Trust
VIP REIT Series -Standard Class	26	81	138	294	26	81	138	294
Dreyfus Variable Investment Fund
Appreciation Portfolio - Initial Shares	25	78	133	283	25	78	133	283
Small Cap Portfolio - Initial Shares	25	78	133	284	25	78	133	284
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund - Class 2	28	85	146	308	26	86	146	308
Templeton Growth Securities Fund - Class 2	28	87	149	314	28	87	149	314
Greenwich Street Series Fund
Emerging Growth Fund - Class I	29	90	153	322	29	90	153	322
Equity Index Portfolio - Class II Shares	22	69	118	254	22	69	118	254
Growth and Income Fund – Class I	27	82	141	299	27	82	141	299
Janus Aspen Series
Balanced Portfolio - Service Shares	27	82	139	296	27	82	139	296
Global Life Sciences Portfolio - Service Shares	28	86	147	311	28	86	147	311
Global Technology Portfolio - Service Shares	27	83	141	300	27	83	141	300
Worldwide Growth Portfolio - Service Shares	27	82	141	299	27	82	141	299
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	24	74	126	270	24	74	126	270
Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares	29	90	153	323	29	90	153	323
Putnam VT Small Cap Value Fund - Class IB Shares	31	95	161	338	31	95	161	338
Salomon Brothers Variable Series Fund Inc.
Capital Fund - Class I	27	84	144	305	27	84	144	305
Investors Fund - Class I	26	79	135	287	26	79	135	287
Large Cap Growth Fund - Class I	27	84	144	305	27	84	144	305
Small Cap Growth Fund - Class I	32	98	167	349	32	98	167	349

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

The Travelers Series Trust
Convertible Securities Portfolio	25	78	133	284	25	78	133	284
Disciplined Mid Cap Stock Portfolio	26	79	135	288	26	79	135	288
Equity Income Portfolio	25	78	133	284	25	78	133	284
Federated High Yield Portfolio	26	81	138	294	26	81	138	294
Federated Stock Portfolio	26	79	134	286	26	79	134	286
Large Cap Portfolio	25	78	133	284	25	78	133	284
Lazard International Stock Portfolio	28	85	144	306	28	85	144	306
MFS Emerging Growth Portfolio	26	81	138	294	26	81	138	294
MFS Mid Cap Growth Portfolio	27	82	140	297	27	82	140	297
MFS Research Portfolio	27	82	140	297	27	82	140	297
Travelers Quality Bond Portfolio	22	86	116	250	22	86	116	250
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	26	79	135	288	26	79	135	288
Alliance Growth Portfolio	26	79	135	287	26	79	135	287
MFS Total Return Portfolio	26	79	135	288	26	79	135	288
Van Kampen Life Investment Trust
Comstock Portfolio - Class II Shares	28	85	146	308	28	85	146	308
Enterprise Portfolio - Class II Shares	26	80	136	290	26	80	136	290
Variable Insurance Products Fund II
Contrafund® Portfolio - Service Class 2	26	81	139	295	26	81	139	295
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio - Service Class 2	34	104	177	368	34	104	177	368
Mid Cap Portfolio - Service Class 2	26	81	138	293	26	81	138	293

  CONDENSED FINANCIAL INFORMATION

  TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 are newly registered separate accounts. Therefore, as of the date of this prospectus, there is no Condensed Financial Information for either Separate Account.

  THE ANNUITY CONTRACT

  Travelers Portfolio Architect Access Annuity is a contract between the contract owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

  You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

  Certain changes and elections must be made in writing to the Company. Where the term “written request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

  Contract Owner Inquiries

  Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

  Purchase Payments

  Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

  We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

  Accumulation Units

  The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

  The Variable Funding Options

  You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and contract owners should not compare the two.

  You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

  If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

  The current variable funding options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser
Capital Appreciation Fund	Seeks growth of capital through the use of common stocks. Income is not an objective. The Fund invests principally in common stocks of small to large companies which are expected to experience wide fluctuations in price both in rising and declining markets.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp.
Money Market Portfolio	Seeks high current income from short-term money market instruments while preserving capital and maintaining a high degree of liquidity.	Travelers Asset Management International Corporation
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B	Seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earning momentum.	Alliance Capital Management
Delaware VIP Trust
VIT REIT Series — Standard Class	Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITS).	Delaware Management Company, Inc.

Funding Option	Investment Objective	Investment Adviser/Subadviser
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	Seeks primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. The portfolio invests primarily in the common stocks of domestic and foreign issuers.	The Dreyfus Corporation Subadviser: Fayez Sarofim & Co.
Small Cap Portfolio — Initial Shares	Seeks to maximize capital appreciation by investing at least 80% of its assets in the stocks of small-cap companies. Small-cap companies are defined as those with market capitalizations of less than $2 billion at the time of purchase.	The Dreyfus Corporation
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2	Seeks capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria.	Franklin Mutual Advisers, LLC
Templeton Growth Securities Fund — Class 2	Seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities companies located anywhere in the world, including those in the U.S. and emerging markets.	Templeton Global Advisors Limited, Inc.
Greenwich Street Series Fund
Emerging Growth Portfolio – Class 1	Seeks capital appreciation by investing primarily in common stocks of emerging companies, without regard to market capitalization.	Salomon Brothers Asset Management Inc. (“SBAM”)
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index, with comparable economic sector weightings, market capitalization and liquidity.	Travelers Investment Management Co. (“TIMCO”)
Growth and Income Portfolio – Class I	Seeks income and long-term capital growth by investing in the equity securities of companies with consistent dividend-paying histories, the capacity to raise dividends in the future, and the potential for capital appreciation.	SBAM
Janus Aspen Series
Balanced Portfolio — Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital
Global Life Sciences Portfolio — Service Shares	Seeks long-term capital growth by investing primarily in equity securities of U.S. and foreign companies, normally investing at least 65% of its total assets in companies with a life science orientation.	Janus Capital
Global Technology Portfolio — Service Shares	Seeks long-term capital growth by investing primarily in equity securities of U.S. and foreign companies, normally investing at least 65% of its total assets in companies likely to benefit significantly from advances in technology.	Janus Capital
Worldwide Growth Portfolio — Service Shares	Seeks growth of capital in a manner consistent with preservation of capital by investing primarily in common stocks of companies of any size throughout the world.	Janus Capital
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.	Pacific Investment Management Company

Funding Option	Investment Objective	Investment Adviser/Subadviser
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States.	Putnam Investment Management, Inc. (“Putnam”)
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.	Putnam
Salomon Brothers Variable Series Fund, Inc.
Capital Fund – Class I	Seeks capital appreciation, primarily through investments in common stocks which are believed to have above-average price appreciation potential and which may involve above average risk.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund – Class I	Seeks long-term growth of capital, and, secondarily, current income, through investments in common stocks of well-known companies.	SBAM
Large Cap Growth Fund – Class I	Seeks long-term growth of capital by investing primarily in equity securities of companies with total market capitalizations of $5 billion or more at the time of investment.	SBAM
Small Cap Growth Fund – Class I	Seeks long-term growth of capital by investing under normal circumstances at least 80% of its assets in equity securities of companies with market capitalizations similar to that of companies included in the Russell 2000 Growth Index.	SBAM
The Travelers Series Trust
Convertible Securities Portfolio	Seeks current income and capital appreciation by investing in convertible bond securities and in combinations of nonconvertible fixed-income securities and warrants or call options that together resemble convertible securities.	Travelers Asset Management International Corporation (“TAMIC”)
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital by investing primarily in a broadly diversified portfolio of U.S. common stocks.	TAMIC Subadviser: Travelers Investment Management Company (“TIMCO”)
Equity Income Portfolio	Seeks reasonable income by investing at least 80% in equity securities. The Fund normally invests primarily in income producing equities. The balance may be invested in all types of domestic and foreign securities, including bonds. The Subadviser also considers the potential for capital appreciation.	TAMIC Subadviser: Fidelity Management & Research Co (“FMR”)
Federated High Yield Portfolio	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities.	TAMIC Subadviser: Federated Investment Counseling, Inc.
Federated Stock Portfolio	Seeks growth of income and capital by investing principally in a professionally managed and diversified portfolio of common stock of high-quality companies (i.e., leaders in their industries and characterized by sound management and the ability to finance expected growth).	TAMIC Subadviser: Federated Investment Counseling

Funding Option	Investment Objective	Investment Adviser/Subadviser

Large Cap Portfolio	Seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
Lazard International Stock Portfolio	Seeks capital appreciation by investing primarily in the equity securities of non-United States companies (i.e., incorporated or organized outside the United States).	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the MFS Portfolio’s investment objective.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks to obtain long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in equity securities of companies with medium market capitalization which the investment adviser believes have above-average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks to provide long-term growth of capital and future income.	TAMIC Subadviser: MFS
Travelers Quality Bond Portfolio	Seeks current income, moderate capital volatility and total return.	TAMIC
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation.	Travelers Investment Adviser (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long-term growth of capital.	TIA Subadviser: Alliance Capital Management L.P.
MFS Total Return Portfolio	(a balanced portfolio) Seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.	TIA Subadviser: MFS
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common and preferred stocks.	Van Kampen Asset Management, Inc. (“VKAM”)

Enterprise Portfolio Class II Shares	Seeks capital appreciation through investments believed by the Adviser to have above-average potential for capital appreciation.	VKAM

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation by investing primarily in common stocks of companies whose value the adviser believes is not fully recognized by the public.	FMR
Variable Insurance Products III
Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation by investing primarily in common stocks of both domestic and foreign issuers.	FMR
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.	FMR

  CHARGES AND DEDUCTIONS

  General

  We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      the ability for you to make withdrawals and surrenders under the Contracts;
      the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners, the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, asset allocation and systematic withdrawal programs);
      administration of the annuity options available under the Contracts; and
      the distribution of various reports to contract owners.

  Costs and expenses we incur include:

      losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts, sales and marketing expenses including commission payments to your sales agent, and other costs of doing business.

  Risks we assume include:

      that annuitants may live longer than estimated when the annuity factors under the Contracts were established;
      that the amount of the death benefit will be greater than the contract value, and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

  We may also deduct a charge for taxes.

  Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

  We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

  The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

  Transfer Charge

  We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

  Administrative Charges

  There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

              (1)   from the distribution of death proceeds;

              (2)   after an annuity payout has begun; or

              (3)   if the contract value on the date of assessment equals or is greater than $40,000.

  We deduct the administrative expense charge (sometimes called “sub-account administrative charge”) on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

  Mortality and Expense Risk Charge

  Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. The M&E charge is 1.55% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

  E.S.P. Charge

  If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the variable funding options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

  Variable Funding Option Expenses

  We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

  Variable Liquidity Benefit Charge

  If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 6% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

  Premium Tax

  Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

  Changes in Taxes Based upon Premium or Value

  If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

  TRANSFERS

  Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

    1.   Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage contract owners. In making this determination, we will consider, among other things, the following factors:

      the total dollar amount being transferred;
      the number of transfers you made within the previous three months;
      whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
      whether your transfers are part of a group of transfers made by a third party on behalf of the individual contract owners in the group.

    2.   Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things:

      reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed preauthorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

  If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

  Future Modifications. We will continue to monitor the transfer activity occurring among the variable funding options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

  If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of contract owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We reserve the right to charge a $10.00 fee for any transfer request which exceeds twelve per year. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging program, an asset allocation program or a rebalancing program.

  We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the maturity date, you may make transfers only if allowed by your Contract or with our consent. These restrictions are subject to any state law requirements.

  Dollar Cost Averaging

  Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

  You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

  You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program or Special DCA Program in place at one time.

  All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

  ACCESS TO YOUR MONEY

  Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any premium tax not previously deducted. Unless you submit a written request specifying the variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

  We may defer payment of any cash surrender value for a period of up to five business days after the written request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

  Systematic Withdrawals

  Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

  We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to contract owners (where allowed by state law).

  Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

  OWNERSHIP PROVISIONS

  Types of Ownership

  Contract Owner

  Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

  You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

  If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional purchase payments.

  Joint Owner. For nonqualified Contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

  Beneficiary

  You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the variable funding options as most recently elected by the contract owner, until the death report date.

  Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

  Annuitant

  The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

  Contingent Annuitant

  You may name one individual as a contingent annuitant. A contingent annuitant may not be changed, deleted or added to the Contract after the contract date. If the annuitant who is not the owner dies prior to the maturity date, and the contingent annuitant is still living;

      the death benefit will not be payable upon the annuitant’s death the contingent annuitant becomes the annuitant
      all other rights and benefits will continue in effect

  When a contingent annuitant becomes the annuitant, the maturity date remains the same as previously in effect.

  If the annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a contingent annuitant.

  DEATH BENEFIT

  Before the maturity date, generally, a death benefit is payable when either the annuitant or a contract owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or election of spousal or beneficiary contract continuance (“death report date”).

  Death Proceeds Before the Maturity Date

Note:	If the owner dies before the annuitant, the death benefit is recalculated replacing all references to “annuitant” with “owner.”

  If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

    a)      the Contract Value;

    b)      the Adjusted Purchase Payment;

    Adjusted Purchase Payment:

    The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

    c)      the Step-Up Value (if any, as described below)

    Step Up Value:

    The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant’s 80th birthday and before the Annuitant’s death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant’s 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

  Partial Surrender Reduction

  The Partial Surrender Reduction for (b) above is equal to 1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by 2) the amount of the partial surrender divided by 3) the Contract Value immediately prior to the partial surrender.

  For example, assume your current contract value is $55,000. If your current adjusted purchase payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted purchase payment as follows:

              50,000 x (10,000/55,000) = $9,090

  Your new adjusted purchase payment would be 50,000 – 9,090, or $40,910.

  The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your current adjusted purchase payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted purchase payment as follows:

              50,000 x (10,000/30,000) = $16,666

  Your new adjusted purchase payment would be 50,000 – 16,666, or $33,334.

  The Partial Surrender Reduction for (c) above is equal to 1) the Step Up Value in effect immediately prior to the reduction for the partial surrender, multiplied by 2) the amount of the partial surrender divided by 3) the Contract Value immediately prior to the partial surrender.

  For example, assume your current contract value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

              50,000 x (10,000/55,000) = $9,090

  Your new step-up value would be 50,000-9,090, or $40,910.

  The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

              50,000 x (10,000/30,000) = $16,666

  Your new step-up value would be 50,000-16,666, or $33,334.

  Enhanced Stepped-Up Provision (“E.S.P.”) (This provision is not available to a customer when either the annuitant or owner is age 76 or older on the Contract Date.) This provision must be elected at time of application.

  If you have selected the E.S.P., the total death benefit as of the death report date will equal the death benefit described above plus the greater of zero or the following amount:

  If the annuitant is younger than age 70 on the Contract Date, 40% of the lesser of: (1) 200% of the modified purchase payments excluding purchase payments that are received within 12 months of the death report date, or (2) your contract value minus the modified purchase payments, calculated as of the death report date; or

  If the annuitant is between the ages of 70 and 75 on the Contract Date, 25% of the lesser of: (1) 200% of the modified purchase payments excluding purchase payments that are received within 12 months of the death report date, or (2) your contract value minus the modified purchase payments, calculated as of the death report date.

  The initial modified purchase payment is equal to the initial contract value. Whenever an additional purchase payment is made, the modified purchase payment(s) are increased by the amount of the purchase payment. Whenever a partial surrender is taken, the modified purchase payment(s) are reduced by a partial surrender reduction as described below.

  The partial surrender reduction is equal to: (1) the modified purchase payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the contract value immediately prior to the partial surrender.

  For example, assume your current modified purchase payment is $50,000 and that your current contract value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified purchase payment as follows:

     50,000 X (10,000/55,000) = 9,090

  You new modified purchase payment would be $50,000 — $9,090 = 40,910

  The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your current modified purchase payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified purchase payment as follows:

     50,000 X (10,000/30,000) = 16,666

  Your new modified purchase payment would be 50,000 — 16,666 = $33,334

  Payment of Proceeds

  We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

  Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner (who is not the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes
Owner (who is the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the new owner rather than receive the distribution.	Yes
Non-spousal Joint Owner (who is not the annuitant)	The surviving joint owner.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes
Non-spousal Joint Owner (who is the annuitant)	The beneficiary (ies), or, if none, to the surviving joint owner.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes
Spousal Joint Owner (who is not the annuitant)	The surviving joint owner.	Unless the spouse elects to continue the Contract.	Yes
Spousal Joint Owner (who is the annuitant)	The beneficiary (ies), or, if none, to the surviving joint owner.	Unless the spouse elects to continue the contract.

		A spouse who is not the beneficiary may decline to receive the proceeds and instruct the Company to pay the beneficiary, who may elect to continue the Contract.	Yes
Annuitant (who is not the contract owner)	The beneficiary (ies), or if none, to the contract owner.	Unless, where there is no contingent annuitant, the beneficiary elects to continue the contract rather than receive the distribution.

		Or unless, there is a contingent annuitant. Then, the contingent annuitant becomes the annuitant and the contract continues in effect (generally using the original maturity date). The proceeds will then be paid upon the death of the contingent annuitant or owner.	Yes

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless. . .	Mandatory Payout Rules Apply*
Annuitant (who is the contract owner)	See death of “owner who is the annuitant” above.		Yes
Annuitant (where owner is a nonnatural person/trust)	The beneficiary (ies) (e.g. the trust) or if none, to the owner.		Yes (Death of annuitant is treated as death of the owner in these circumstances.)
Contingent Annuitant (assuming annuitant is still alive)	No death proceeds are payable; contract continues.		N/A
Beneficiary	No death proceeds are payable; contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

  ______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. If mandatory distributions have begun, the 5 year payout option is not available.

  Spousal Contract Continuance (Subject to Availability — Does Not Apply if a Non-Spouse is a Joint Owner)

  Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the annuitant and your spouse elects to continue the Contract, your spouse will be named the annuitant as of the death report date.

  If your spouse elects to continue the Contract as contract owner, the death benefit will be calculated as of the death report date. If the contract value is less than the calculated death benefit, the contract value will be increased to equal the death benefit. This amount is referred to as the adjusted contract value. Any difference between the contract value and the adjusted contract value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the death report date.

  All Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse’s age on the death report date as if your spouse had purchased the Contract with the adjusted contract value on the death report date. This spousal contract continuance is available only once for each Contract. There is no charge to elect this option.

  Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries)

  If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the death report date, (more than $1,000,000 is subject to home office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

  If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the death report date. The initial contract value of the continued contract (the “adjusted contract value”) will equal the greater of the contract value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

  The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      transfer ownership
      take a loan
      make additional purchase payments

  The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the death report date. All other fees and charges applicable to the original Contract will also apply to the continued Contract. The E.S.P. option is not available to a beneficiary who continues the Contract under this provision. All benefits and features of the continued contract will be based on the beneficiary’s age on the death report date as if the beneficiary had purchased the Contract with the adjusted contract value on the death report date. There is no charge to elect this option.

  Death Proceeds after the Maturity Date

  If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

  THE ANNUITY PERIOD

  Maturity Date

  Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before we make annuity payments. Not all op tions may be available in all states.

  You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant’s 90th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the maturity date you elect may not be later than the annuitant’s 90th birthday.)

  At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified Contracts upon either the later of the contract owner’s attainment of age 701/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

  Allocation of Annuity

  You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See “Transfers.”)

  Variable Annuity

  You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

  Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the contract value as of 14 days before the date annuity payments begin, less any applicable premium taxes not previously deducted.

  The amount of your first monthly payment depends on the annuity option you elected and the annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payments will decrease. However, if the annualized investment p erformance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

  Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

  Fixed Annuity

  You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

  PAYMENT OPTIONS

  Election of Options

  While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

  During the annuitant’s lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

  The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

  On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

  Annuity Options

  Subject to the conditions described in “Election of Options” above, we may pay all or any part of the contract value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

  Option 1 — Life Annuity — No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

  Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

  Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

  Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

  Option 5 — Payment for a Fixed Period. The Company will make monthly payments for the period selected.

  Variable Liquidity Benefit

  This benefit is only offered with Variable Annuity Options (as described in the Settlement Provisions of the Contract) for Fixed Period Option only payments, without Life Contingency.

  At any time after annuitization and before death, the contract owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is the Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

  MISCELLANEOUS CONTRACT PROVISIONS

  Right to Return

  You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

  If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

  We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

  Termination

  You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $2,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value less any applicable taxes.

  Required Reports

  As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

  Suspension of Payments

  The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

  THE SEPARATE ACCOUNTS

  The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002, respectively. Both TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

  We hold the assets of TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

  All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

  Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owne rs would no longer have the economies of scale resulting from a larger combined fund.

  Performance Information

  From time to time, we may advertise several types of historical performance for the Contract’s variable funding options. We may advertise the “standardized average annual total returns” of the variable funding option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

  Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold.

  Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

  For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

  General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

  FEDERAL TAX CONSIDERATIONS

  The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

  Non-Resident Aliens

  Distributions to non-resident aliens (“NRAs”) are subject to special tax and withholding rules under the Code. In addition, annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

  General Taxation of Annuities

  Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

  Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

  Types of Contracts: Qualified or Nonqualified

  If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a qualified Contract. Some examples of qualified Contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the pro grams described above, your Contract is referred to as nonqualified.

  Nonqualified Annuity Contracts

  As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

  If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

  If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See “Penalty Tax for Premature Distributions” below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have consequences in the year taken.

  The Contract provides one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase price or contract value. It is possible that the IRS may take a position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such an optional death benefit should be treated as a taxable withdrawal, you should consult your tax adviser before selecting any rider or endorsement to the Contract.

  Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

  Puerto Rico Tax Considerations

  The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or a proposed distribution.

  Qualified Annuity Contracts

  Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

  Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state’s income tax laws. Please consult your employer or tax advisor regarding this issue.

  Penalty Tax for Premature Distributions

  For both qualified and nonqualified contracts, taxable distributions taken before the contract owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. This is in addition to any penalites which may apply under your Contract.

  Diversification Requirements for Variable Annuities

  The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

  Ownership of the Investments

  In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

  Mandatory Distributions For Qualified Plans

  Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement.

  Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

  Taxation of Death Benefit Proceeds

  Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

  OTHER INFORMATION

  The Insurance Companies

  Please refer to your Contract to determine which Company issued your Contract.

  The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One City Place, Hartford, Connecticut 06103.

  The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One City Place, Hartford, Connecticut 06103.

  Financial Statements

  The financial statements for the Company are located in the Statement of Additional Information. Since the Separate Accounts are newly established, there are no financial statements for this account.

  Distribution of Variable Annuity Contracts

  We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One City Place, Hartford, CT 06103.

  Up-front compensation paid to sales representatives will not exceed 8% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

  Conformity with State and Federal Laws

  The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, contract value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

  Voting Rights

  The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from contract owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to contract owners.

  Legal Proceedings and Opinions

  Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

  There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

  APPENDIX A

  CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

  The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Principal Underwriting Agreement
        Valuation of Assets
        Performance Information
        Federal Tax Considerations
        Independent Accountants
        Financial Statements

  Copies of the Statement of Additional Information dated February 14, 2003 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One City Place, Hartford, Connecticut 06103. The Travelers Insurance Company Statement of Additional Information is printed on Form L-______, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-______.

Name:
Address:

  A-1

L-	February, 2003

  VINTAGE ACCESS

  STATEMENT OF ADDITIONAL INFORMATION

  dated

  February 14, 2003

  for

  TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002

  ISSUED BY

  THE TRAVELERS LIFE AND ANNUITY COMPANY

  This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated February 14, 2003. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One City Place, Hartford, Connecticut 06103, or by calling 1-800-842-8573 or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.

THE INSURANCE COMPANY	2
PRINCIPAL UNDERWRITER	2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT	2
VALUATION OF ASSETS	2
PERFORMANCE INFORMATION	3
FEDERAL TAX CONSIDERATIONS	12
INDEPENDENT ACCOUNTANTS	14
FINANCIAL STATEMENTS	F1
  1

  THE INSURANCE COMPANY

  The Travelers Life and Annuity Company (“TLAC”) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company is a wholly owned subsidiary of The Travelers Insurance Company, and an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One City Place, Hartford, Connecticut 06103.

  Citigroup, Inc., is a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup’s activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

  State Regulation. The Company is subject to the laws of the State of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the State of Connecticut (the “Commissioner”). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company’s books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

  The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

  The Separate Account. TLAC Variable Annuity Separate Account 2002 meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.

  PRINCIPAL UNDERWRITER

  Travelers Distribution LLC (“TDLLC”) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC’s principal executive offices are located at One City Place, Hartford, Connecticut 06103. TDLLC is affiliated with the Company and the Separate Accounts.

  DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

  Under the terms of the Distribution and Principal Underwriting Agreement among TLAC Variable Annuity Separate Account 2002, TDLLC and TLAC, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

  VALUATION OF ASSETS

  Funding Options: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

  Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

  2

  Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

  Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by “marking to market” (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) “Marking to market” takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

  The Contract Value: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

                (a) = investment income plus capital gains and losses (whether realized or unrealized);

                (b) = any deduction for applicable taxes (presently zero); and

                (c) = the value of the assets of the funding option at the beginning of the valuation period.

  The gross investment rate may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the valuation period.

  Accumulation Unit Value. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

  Annuity Unit Value. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

  PERFORMANCE INFORMATION

  From time to time, the Company may advertise several types of historical performance for the Funding Options of the Separate Account. The Company may advertise the “standardized average annual total returns” of the Funding Options available through the Separate Account, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the “nonstandardized total returns,” as described below:

  STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is allocated to the Funding Option, and then related to ending redeemable values over one-, five- and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the “since inception” total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets per contract sold under the Prospectus to which this SAI relates. Each quotation assumes a total redemption at the en d of each period with any applicable withdrawal charge deducted at that time.

  3

  NONSTANDARDIZED METHOD. Nonstandardized “total returns” will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

  For Funding Options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

  Since this separate account is newly established, there is no standardized performance. Average annual total returns for each of the Funding Options computed according to the nonstandardized methods for the period ending December 31, 2001 are set forth in the following tables.

  4

  VINTAGE ACCESS
  NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01

		Cumulative Returns

STOCK ACCOUNTS	YTD	1 Year	3 Year	5 Year	10 Year

Alliance Product Series Fund, Inc.
Alliance Growth & Income Portfolio - Class B*	-1.45%	-1.45%	-	-	-
Alliance Premier Growth Portfolio - Class B*	-18.81%	-18.81%	-13.42%	66.09%	-
American Variable Insurance Trust
American Funds Global Growth Fund-Class 2*	-15.89%	-15.89%	12.07%	-	-
American Funds Growth Fund-Class 2*	-19.76%	-19.76%	27.91%	117.70%	288.04%
American Funds Growth-Income Fund-Class 2*	0.62%	0.62%	17.06%	68.07%	199.04%
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares Securities Fund - Class 2*	5.07%	5.07%	6.82%	21.31%	-
Franklin Small Cap Fund - Class 2*	-16.81%	-16.81%	16.75%	-	-
Templeton Foreign Securities Fund - Class 2*	-17.55%	-17.55%	-4.85%	14.28%	-
Greenwich Street Series Fund
Appreciation Portfolio – Class I	-5.75%	-5.75%	2.85%	49.78%	140.65%
Equity Index Portfolio - Class II	-13.98%	-13.98%	-10.07%	48.69%	182.22%
Fundamental Value Portfolio – Class I	-7.02%	-7.02%	32.04%	57.01%	-
Janus Aspen Series
Janus Aspen Aggressive Growth Portfolio - Service Shares*	-40.71%	-40.71%	-12.20%	29.01%	-
Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares*	-21.55%	-21.55%	9.41%	-	-
Putnam VT Small Cap Value Fund - Class IB Shares*	17.33%	17.33%	-	-	-
Salomon Brothers Variable Series Fund, Inc.
Capital Fund – Class I	0.03%	0.03%	39.17%	-	-
Investors Fund – Class I	-5.91%	-5.91%	13.49%	-	-
Small Cap Growth Fund – Class I	-8.93%	-8.93%	-	-	-
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	-16.11%	-16.11%	-	-	-
Smith Barney Premier Selection All Cap Growth Portfolio	-15.84%	-15.84%	-	-	-
The Travelers Series Trust
Equity Income Portfolio (Fidelity)	-8.33%	-8.33%	1.16%	45.00%	-
Large Cap Portfolio (Fidelity)	-18.85%	-18.85%	-13.51%	39.50%	-
MFS Emerging Growth Portfolio	-37.36%	-37.36%	-14.76%	33.64%	-
MFS Research Portfolio	-23.88%	-23.88%	-14.33%	-	-
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	-25.17%	-25.17%	-7.63%	17.03%	-
Alliance Growth Portfolio	-14.95%	-14.95%	-11.35%	42.24%	-
Smith Barney Aggressive Growth Portfolio	-5.84%	-5.84%	-	-	-
Smith Barney Large Cap Growth Portfolio	-14.13%	-14.13%	1.05%	-	-
Smith Barney Mid Cap Core Portfolio	-11.65%	-11.65%	-	-	-
Van Kampen Enterprise Portfolio	-22.86%	-22.86%	-20.42%	22.92%	-
Van Kampen Life Investment Trust
Van Kampen LIT Emerging Growth Portfolio	-32.93%	-32.93%	19.35%	91.89%	-
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	-17.77%	-17.77%	19.48%	-	-
  5

		Cumulative Returns

STOCK ACCOUNTS	YTD	1 Year	3 Year	5 Year	10 Year

Fidelity Variable Insurance Products Fund II
Fidelity VIP Contrafund® Portfolio - Service Class	-14.15%	-14.15%	-4.55%	47.73%	-
Fidelity Variable Insurance Products Fund III
Fidelity VIP Mid Cap Portfolio - Service Class 2*	-5.30%	-5.30%	44.80%	-	-
BOND ACCOUNTS
Greenwich Street Series Trust
Smith Barney Diversified Strategic Income Portfolio	1.32%	1.32%	2.35%	14.05%	50.88%
PIMCO Variable Insurance Trust
PIMCO Total Return Portfolio – Administrative Class	6.83%	6.83%	12.80%	-	-
Travelers Series Fund Inc.
Smith Barney High Income Portfolio	-5.52%	-5.52%	-13.95%	-4.45%	-
Travelers Managed Income Portfolio	4.84%	4.84%	10.51%	23.25%	-
BALANCED ACCOUNTS
Travelers Series Fund Inc.
MFS Total Return Portfolio	-1.84%	-1.84%	13.25%	47.70%	-
MONEY MARKET ACCOUNTS
Travelers Series Fund Inc.
Smith Barney Money Market Portfolio	1.58%	1.58%	8.34%	14.80%	-
Smith Barney Money Market Portfolio - 7 Day Yield	-0.36%

  This yield quotation more closely reflects the current earnings of the fund.

  6

  VINTAGE ACCESS
  NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01 (continued)

	Average Annual Returns

STOCK ACCOUNTS	3 Year	5 Year	10 Year	Inception

Alliance Product Series Fund, Inc.
Alliance Growth & Income Portfolio - Class B*	-	-	-	4.17%	6/1/99
Alliance Premier Growth Portfolio - Class B*	-4.69%	10.67%	-	13.78%	6/26/92
American Variable Insurance Trust
American Funds Global Growth Fund-Class 2*	3.72%	-	-	9.25%	4/30/97
American Funds Growth Fund-Class 2*	8.42%	16.37%	14.23%	13.08%	2/8/84
American Funds Growth-Income Fund-Class 2*	5.08%	10.65%	11.06%	11.88%	2/28/85
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares Securities Fund - Class 2*	2.22%	3.94%	-	4.47%	11/8/96
Franklin Small Cap Fund - Class 2*	5.27%	-	-	1.69%	5/1/98
Templeton Foreign Securities Fund - Class 2*	-1.49%	2.69%	-	7.63%	5/1/92
Greenwich Street Series Fund
Appreciation Portfolio – Class I	0.77%	8.23%	8.90%	9.20%	10/16/91
Equity Index Portfolio - Class II	-3.47%	8.25%	10.92%	11.87%	11/30/91
Fundamental Value Portfolio – Class I	9.62%	9.25%	-	12.30%	12/3/93
Janus Aspen Series
Janus Aspen Aggressive Growth Portfolio - Service Shares*	-4.22%	5.07%	-	10.42%	9/13/93
Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares*	3.04%	-	-	7.70%	1/2/97
Putnam VT Small Cap Value Fund - Class IB Shares*	-	-	-	15.31%	4/30/99
Salomon Brothers Variable Series Fund, Inc.
Capital Fund – Class I	11.64%	-	-	13.19%	2/17/98
Investors Fund – Class I	4.30%	-	-	5.60%	2/17/98
Small Cap Growth Fund – Class I	-	-	-	11.47%	11/1/99
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	-	-	-	-3.47%	9/14/99
Smith Barney Premier Selection All Cap Growth Portfolio	-	-	-	6.08%	9/14/99
The Travelers Series Trust
Equity Income Portfolio (Fidelity)	0.38%	7.71%	-	9.32%	8/30/96
Large Cap Portfolio (Fidelity)	-4.72%	6.88%	-	8.82%	8/30/96
MFS Emerging Growth Portfolio	-5.18%	5.97%	-	6.62%	8/30/96
MFS Research Portfolio	-5.02%	-	-	-2.91%	3/23/98
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	-2.61%	3.19%	-	3.81%	10/10/95
Alliance Growth Portfolio	-3.93%	7.30%	-	12.90%	6/20/94
Smith Barney Aggressive Growth Portfolio	-	-	-	12.49%	11/1/99
Smith Barney Large Cap Growth Portfolio	0.25%	-	-	5.98%	5/1/98
Smith Barney Mid Cap Core Portfolio	-	-	-	8.45%	11/1/99
  7

	Average Annual Returns

STOCK ACCOUNTS	3 Year	5 Year	10 Year	Inception

Van Kampen Enterprise Portfolio	-7.32%	4.21%	-	9.56%	6/21/94
Van Kampen Life Investment Trust
Van Kampen LIT Emerging Growth Portfolio	5.82%	13.59%	-	15.24%	7/3/95
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	5.93%	-	-	4.45%	2/7/97
Fidelity Variable Insurance Products Fund II
Fidelity VIP Contrafund® Portfolio - Service Class	-1.54%	8.11%	-	13.74%	1/31/95
Fidelity Variable Insurance Products Fund III
Fidelity VIP Mid Cap Portfolio - Service Class 2*	13.12%	-	-	14.02%	12/29/98
BOND ACCOUNTS
Greenwich Street Series Trust
Smith Barney Diversified Strategic Income Portfolio	61.00%	2.44%	3.83%	3.85%	10/16/91
PIMCO Variable Insurance Trust
PIMCO Total Return Portfolio – Administrative Class	4.09%	-	-	4.72%	12/31/97
Travelers Series Fund Inc.
Smith Barney High Income Portfolio	-4.93%	-1.09%	-	2.56%	6/22/94
Travelers Managed Income Portfolio	3.15%	4.03%	-	4.25%	6/28/94
BALANCED ACCOUNTS
Travelers Series Fund Inc.
MFS Total Return Portfolio	4.23%	8.11%	-	9.62	6/20/94
MONEY MARKET ACCOUNTS
Travelers Series Fund Inc.
Smith Barney Money Market Portfolio	2.70%	2.80%	-	2.81%	6/20/94
Smith Barney Money Market Portfolio - 7 Day Yield	-0.36%

  This yield quotation more closely reflects the current earnings of the fund.

  8

  VINTAGE ACCESS
  NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01 (continued)

	Calendar Year Returns

STOCK ACCOUNTS	2001	2000	1999

Alliance Product Series Fund, Inc.
Alliance Growth & Income Portfolio - Class B*	11.80%	-	-
Alliance Premier Growth Portfolio - Class B*	-18.10%	30.06%	45.63%
American Variable Insurance Trust
American Funds Global Growth Fund-Class 2*	-19.95%	66.85%	26.28%
American Funds Growth Fund-Class 2*	2.52%	54.25%	32.85%
American Funds Growth-Income Fund-Class 2*	6.05%	9.05%	15.83%
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares Securities Fund - Class 2*	11.18%	-8.55%	-1.75%
Franklin Small Cap Fund - Class 2*	-18.06%	71.18%	-
Templeton Foreign Securities Fund - Class 2*	-4.16%	20.97%	7.00%
Greenwich Street Series Fund
Appreciation Portfolio – Class I	-2.23%	11.05%	16.95%
Equity Index Portfolio - Class II	-10.98%	17.43%	26.24%
Fundamental Value Portfolio – Class I	18.28%	19.79%	3.04%
Janus Aspen Series
Janus Aspen Aggressive Growth Portfolio - Service Shares*	-33.03%	121.28%	31.80%
Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares*	-11.26%	57.17%	16.30%
Putnam VT Small Cap Value Fund - Class IB Shares*	22.19%	-	-
Salomon Brothers Variable Series Fund, Inc.
Capital Fund – Class I	16.08%	19.85%	-
Investors Fund – Class I	13.14%	6.61%	-
Small Cap Growth Fund – Class I	14.61%	-	-
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	-6.91%	-	-
Smith Barney Premier Selection All Cap Growth Portfolio	15.85%	-	-
The Travelers Series Trust
Equity Income Portfolio (Fidelity)	7.14%	3.00%	10.35%
Large Cap Portfolio (Fidelity)	-16.04%	26.95%	33.08%
MFS Emerging Growth Portfolio	-21.59%	73.54%	31.85%
MFS Research Portfolio	-7.30%	21.41%	-
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	-12.04%	40.34%	15.07%
Alliance Growth Portfolio	-19.72%	29.83%	26.69%
Smith Barney Aggressive Growth Portfolio	13.61%	-	-
Smith Barney Large Cap Growth Portfolio	-8.65%	28.45%	-
Smith Barney Mid Cap Core Portfolio	15.75%	-	-
Van Kampen Enterprise Portfolio	-22.71%	-16.38%	23.38%
Van Kampen Life Investment Trust
Van Kampen LIT Emerging Growth Portfolio	15.75%	-	-
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	7.02%	35.08%	-5.57%
Fidelity Variable Insurance Products Fund II
Fidelity VIP Contrafund® Portfolio - Service Class	-13.98%	-8.60%	-21.64%
Fidelity Variable Insurance Products Fund III
Fidelity VIP Mid Cap Portfolio - Service Class 2*	4.58%	46.22%	-
  9

	Calendar Year Returns

BOND ACCOUNTS	2001	2000	1999

Greenwich Street Series Trust
Smith Barney Diversified Strategic Income Portfolio	1.06%	-0.65%	4.01%
PIMCO Variable Insurance Trust
PIMCO Total Return Portfolio – Administrative Class	8.18%	-2.40%	6.64%
Travelers Series Fund Inc.
Smith Barney High Income Portfolio	-9.73%	0.72%	-1.38%
Travelers Managed Income Portfolio	6.01%	-1.02%	3.04%
BALANCED ACCOUNTS
Travelers Series Fund Inc.
MFS Total Return Portfolio	14.51%	0.75%	9.62%
MONEY MARKET ACCOUNTS
Travelers Series Fund Inc.
Smith Barney Money Market Portfolio
Smith Barney Money Market Portfolio - 7 Day Yield

  The inception date is the date that the underlying fund commenced operations. *These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

  10

  FEDERAL TAX CONSIDERATIONS

  The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

  Mandatory Distributions for Qualified Plans

  Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan, or a Section 403(b) annuity, attains age 70½ or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70½ regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the contract owner or the annuitant.

  Nonqualified Annuity Contracts

  Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other “look-through” entity which owns for an individual’s benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986.

  If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

  Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law ..

  In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is dist ributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special values apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

  11

  Individual Retirement Annuities

  To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”). The limit is $3,000 for calendar years 2002 – 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the ind ividual limits outlined above.

  The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

  SIMPLE Plan IRA Form

  Effective January 1, 1997, employers may establish a savings incentive match plan for employees (“SIMPLE plan”) under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of pa rticipation, shall be subject to a 25% early withdrawal tax.

  Roth IRAs

  Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA’s), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA will be subject to taxation and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

  Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59½, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

  Qualified Pension and Profit-Sharing Plans

  Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

  Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant’s “investment in the contract” is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

  12

  The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000. The limit on employee salary reduction deferrals (commonly referred to as “401(k) contributions”) increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2005. The $15,000 annual limit will be indexed for inflation after 2005.

  Section 403(b) Plans

  Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, etc.)

  Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59½, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

  Federal Income Tax Withholding

  The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

  1.   Eligible Rollover Distribution from Section 403(b) Plans or Arrangements, from Qualified Pension and Profit-Sharing Plans, or from 457 Plans Sponsored by Governmental Entities

  There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

(a)	a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

(b)	a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

(c)	a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70½ or as otherwise required by law, or

(d)	the distribution is a hardship distribution.

  A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

  2.   Other Non-Periodic Distributions (full or partial redemptions)

  To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

  3.   Periodic Distributions (distributions payable over a period greater than one year)

  The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

  13

  This form of withholding applies to all annuity programs. As of January 1, 2002, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,360 or less per year, will generally be exempt from periodic withholding.

  Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

  Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

  Independent Auditors

  KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the account’s financial statements. However, since TLAC Variable Separate Account 2002 is newly established, there are no financial statements for this account.

  The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2001 financial statements and schedules of The Travelers Life and Annuity Company refer to changes in accounting for derivative instruments and hedging activities and for securitized financial assets.

  14

  PORTFOLIO ARCHITECT ACCESS

  STATEMENT OF ADDITIONAL INFORMATION

  dated

  February 14 , 2003

  for

  TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002

  ISSUED BY

  THE TRAVELERS LIFE AND ANNUITY COMPANY

  This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated February 14, 2003. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One City Place, Hartford, Connecticut 06103, or by calling 1-800-842-9368 or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.

THE INSURANCE COMPANY	2
PRINCIPAL UNDERWRITER	2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT	2
VALUATION OF ASSETS	2
PERFORMANCE INFORMATION	3
FEDERAL TAX CONSIDERATIONS	12
INDEPENDENT ACCOUNTANTS	15
FINANCIAL STATEMENTS	F1
  1

  THE INSURANCE COMPANY

  The Travelers Life and Annuity Company (“TLAC”) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company is a wholly owned subsidiary of The Travelers Insurance Company, and an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One City Place, Hartford, Connecticut 06103.

  Citigroup, Inc., is a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup’s activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

  State Regulation. The Company is subject to the laws of the State of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the State of Connecticut (the “Commissioner”). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company’s books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

  The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

  The Separate Account. TLAC Variable Annuity Separate Account 2002 meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.

  PRINCIPAL UNDERWRITER

  Travelers Distribution LLC (“TDLLC”) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC’s principal executive offices are located at One City Place, Hartford, Connecticut 06103. TDLLC is affiliated with the Company and the Separate Account.

  DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

  Under the terms of the Distribution and Principal Underwriting Agreement among TLAC Variable Annuity Separate Account 2002, TDLLC and TLAC, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

  VALUATION OF ASSETS

  Funding Options: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

  Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

  2

  Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

  Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by “marking to market” (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) “Marking to market” takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

  The Contract Value: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

                   (a) = investment income plus capital gains and losses (whether realized or unrealized);

                   (b) = any deduction for applicable taxes (presently zero); and

                   (c) = the value of the assets of the funding option at the beginning of the valuation period.

  The gross investment rate may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the valuation period.

  Accumulation Unit Value. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

  Annuity Unit Value. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

  PERFORMANCE INFORMATION

  From time to time, the Company may advertise several types of historical performance for the Funding Options of the Separate Account. The Company may advertise the “standardized average annual total returns” of the Funding Options available through the Separate Account, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the “nonstandardized total returns,” as described below:

  STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is allocated to the Funding Option, and then related to ending redeemable values over one-, five- and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the “since inception” total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets per contract sold under the Prospectus to which this SAI relates. Each quotation assumes a total redemption at the en d of each period with any applicable withdrawal charge deducted at that time.

  3

  NONSTANDARDIZED METHOD. Nonstandardized “total returns” will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

  For Funding Options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

  Since this separate account is newly established, there is no standardized performance. Average annual total returns for each of the Funding Options computed according to the nonstandardized methods for the period ending December 31, 2001 are set forth in the following tables.

  4

  PORTFOLIO ARCHITECT ACCESS
  NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01

		Cumulative Returns

STOCK ACCOUNTS	YTD	1 Year	3 Year	5 Year	10 Year

Alliance Product Series Fund, Inc.
Alliance Premier Growth Portfolio - Class B*	-18.93%	-18.93%	-14.07%	64.03%	—
Capital Appreciation Fund	-27.45%	-27.45%	-16.45%	64.77%	238.42%
Delaware VIP Trust
VIP REIT Series – Standard Class	6.78%	6.78%	31.65%	—	—
Dreyfus Variable Investment Fund
Appreciation Portfolio – Initial Shares	-10.98%	-10.98%	-5.00%	52.78%	—
Small Cap Portfolio – Initial Shares
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares Securities Fund - Class 2*	5.07%	5.07%	6.82%	21.31%	—
Templeton Growth Securities Fund - Class 2	-3.13%	-3.13%	14.47%	13.95%	—
Greenwich Street Series Fund
Emerging Growth Fund– Class I	-7.06%	-7.06%	139.36%	236.80	—
Equity Index Portfolio - Class II	-13.98%	-13.98%	-10.07%	48.69%	182.22%
Growth and Income Fund – Class I	-21.38%	-21.38%	-38.58%	-23.89%	36.38%
Janus Aspen Series
Balanced Portfolio - Service Shares	-6.66%	-6.66%	12.47%	77.71%	—
Global Life Sciences Portfolio – Service Shares	-18.29%	-18.29%	—	—	—
Global Technology Portfolio – Service Shares	-38.48%	-38.48%	—	—	—
Worldwide Growth Portfolio – Service Shares*	-24.05%	-24.05%	1.13%	53.48%	—
Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares*	-21.55%	-21.55%	9.41%	—	—
Putnam VT Small Cap Value Fund - Class IB Shares*	17.33%	17.33%	—	—	—
Salomon Brothers Variable Series Fund, Inc.
Capital Fund – Class I	0.03%	0.03%	39.17%	—	—
Investors Fund – Class I	-5.91%	-5.91%	13.49%	—	—
Small Cap Growth Fund – Class I	-8.93%	-8.93%	—	—	—
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	-5.79%	-5.79%	20.14%	—	—
Equity Income Portfolio (Fidelity)	-8.33%	-8.33%	1.16%	45.00%	—
Federated High Yield Portfolio	0.07%	0.07%	-8.68%	6.35%
Federated Stock Portfolio	-0.20	$0.20%	5.14%	58.60%
Large Cap Portfolio (Fidelity)	-18.85%	-18.85%	-13.51%	39.50%	—
Lazard International Stock Portfolio	-27.55%	-27.55%	-24.70%	-11.37%
MFS Emerging Growth Portfolio	-37.36%	-37.36%	-14.76%	33.64%	—
MFS Mid Cap Growth Portfolio	-25.08%	-25.08%	29.65%	—	—
MFS Research Portfolio	-23.88%	-23.88%	-14.33%	—	—
Travelers Quality Bond Portfolio	5.16%	5.16%	9.59%	22.76%
  5

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	-25.17%	-25.17%	-7.63%	17.03%	—
Alliance Growth Portfolio	-14.95%	-14.95%	-11.35%	42.24%	—
Van Kampen Life Investment Trust
Van Kampen LIT Comstock Portfolio- Class II	-4.59%	-4.59%	-	—
Van Kampen LIT Enterprise Portfolio- Class II	-22.09%	-22.09%	-19.42%	26.82%	123.73%
Fidelity Variable Insurance Products Fund II
Fidelity VIP Contrafund® Portfolio - Service Class	-14.08%	-14.08%	-4.23%	48.80%	—
Fidelity Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio - Service Class 2	-28.08%	-28.08%	—	—	—
Fidelity VIP Mid Cap Portfolio - Service Class 2*	-5.30%	-5.30%	44.80%	—	—
BOND ACCOUNTS
PIMCO Variable Insurance Trust
PIMCO Total Return Portfolio – Administrative Class	6.83%	6.83%	12.80%	—	—
BALANCED ACCOUNTS
Travelers Series Fund Inc.
MFS Total Return Portfolio	-1.84%	-1.84%	13.25%	47.70%	—
MONEY MARKET ACCOUNTS
The Travelers Series Trust
Money Market Portfolio	1.87%	1.87%	9.45%	16.39%	24.93%
Money Market Portfolio - 7 Day Yield	-0.36%
This yield quotation more closely reflects the current earnings of this fund.
  6

  PORTFOLIO ARCHITECT ACCESS
  NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01 (continued)

	Average Annual Returns

STOCK ACCOUNTS	3 Year	5 Year	10 Year	Inception

Alliance Product Series Fund, Inc.
Alliance Premier Growth Portfolio - Class B*	-4.92%	10.40%	—	13.49%	6/26/1992
Capital Appreciation Fund	-5.70%	10.50%	12.95%	8.55%	5/16/1983
Delaware VIP Trust
VIP REIT Series – Standard Class	9.59%	—	—	4.73%	5/6/1998
Dreyfus Variable Investment Fund
Appreciation Portfolio – Initial Shares	-1.69%	8.84%	—	11.69%	4/5/1993
Small Cap Portfolio – Initial Shares	7.41%	6.14%	19.12%	26.90%	8/31/1990
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares Securities Fund - Class 2*	2.22%	3.94%	—	4.47%	11/8/1996
Templeton Growth Securities Fund - Class 2	4.60%	2.64%	—	5.56%	3/15/1994
Greenwich Street Series Fund
Emerging Growth Fund– Class I	33.73%	27.47%	—	22.16%	12/3/1993
Equity Index Portfolio - Class II	-3.47%	8.25%	10.92%	11.87%	11/30/1991
Growth and Income Fund – Class I	-14.98%	-5.31%	3.15%	3.19%	10/16/1991
Janus Aspen Series
Balanced Portfolio - Service Shares	3.99%	12.18%	—	12.30%	9/13/1993
Global Life Sciences Portfolio – Service Shares	—	—	—	-13.84%	1/18/2000
Global Technology Portfolio – Service Shares	—	—	—	-37.58%	1/18/2000
Worldwide Growth Portfolio – Service Shares*	0.37%	8.94%	—	13.54%	9/13/1993
Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares*	3.04%	—	—	7.70%	1/2/1997
Putnam VT Small Cap Value Fund - Class IB Shares*	—	—	—	15.31	4/30/1999
Salomon Brothers Variable Series Fund, Inc.
Capital Fund – Class I	11.64%	—	—	13.19%	2/17/1998
Investors Fund – Class I	4.30%	—	—	5.60%	2/17/1998
Small Cap Growth Fund – Class I	—	—	—	11.47%	11/1/1999
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	6.30%	—	—	13.53%	4/1/1997
Equity Income Portfolio (Fidelity)	0.38%	7.71%	—	9.32%	8/30/1996
Federated High Yield Portfolio	-2.98%	1.24%	—	2.44%	8/30/1996
Federated Stock Portfolio	1.68%	9.66%	—	11.31%	8/30/1996
Large Cap Portfolio (Fidelity)	-4.72%	6.88%	—	8.82%	8/30/1996
Lazard International Stock Portfolio	-9.02%	-2.38%	—	-0.97%	8/1/1996
MFS Emerging Growth Portfolio	-5.18%	5.97%	—	6.62%	8/30/1996
MFS Mid Cap Growth Portfolio	9.03%	—	—	6.87%	3/23/1998
MFS Research Portfolio	-5.02%	—	—	-2.91%	3/23/1998
Travelers Quality Bond Portfolio	3.10%	4.18%	—	4.47%	8/30/1996
  7

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	-2.61%	3.19%	—	3.81%	10/10/1995
Alliance Growth Portfolio	-3.93%	7.30%	—	12.90%	6/20/1994
Van Kampen Life Investment Trust
Van Kampen LIT Comstock Portfolio- Class II	—	—	—	4.77%	5/1/1999
Van Kampen LIT Enterprise Portfolio- Class II	-6.94%	4.86%	8.38%	7.74%	4/7/1986
Fidelity Variable Insurance Products Fund II
Fidelity VIP Contrafund® Portfolio - Service Class	-1.54%	8.11%	—	13.74%	1/31/1995
Fidelity Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio - Service Class 2	—	—	—	-31.91%	9/26/2000
Fidelity VIP Mid Cap Portfolio - Service Class 2	13.12%	—	—	14.02%	12/29/1998
BOND ACCOUNTS
PIMCO Variable Insurance Trust
PIMCO Total Return Portfolio – Administrative Class	4.09%	—	—	4.72%	12/31/1997
BALANCED ACCOUNTS
Travelers Series Fund Inc.
MFS Total Return Portfolio	4.23%	8.11%	—	9.62%	6/20/1994
MONEY MARKET ACCOUNTS
The Travelers Series Trust
Money Market Portfolio	3.05%	3.08%	2.25%	3.14%	12/31/1987
Money Market Portfolio - 7 Day Yield	-0.36%
This yield quotation more closely reflects the current earnings of this fund.
  8

  PORTFOLIO ARCHITECT ACCESS
  NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01 (continued)

	Calendar Year Returns

STOCK ACCOUNTS	2001	2000	1999

Capital Appreciation Fund	-23.31%	50.71%	58.68%
Alliance Product Series Fund, Inc.
Alliance Premier Growth Portfolio - Class B*	-18.10%	30.06	45.63%
Delaware VIP Trust
VIP REIT Series – Standard Class	28.96%	-4.40%	-
Dreyfus Variable Investment Fund
Appreciation Portfolio – Initial Shares	-2.46%	9.42%	27.92%
Small Cap Portfolio – Initial Shares	11.25%	20.90%	-5.14%
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares Securities Fund - Class 2*	11.18%	-8.55%	-1.75%
Templeton Growth Securities Fund - Class 2	-0.38%	18.63%	-10.66%
Greenwich Street Series Fund
Emerging Growth Fund– Class I	27.25%	102.40%	34.50%
Equity Index Portfolio - Class II	-10.98%	17.43%	26.24%
Growth and Income Fund – Class I	-25.75%	5.22%	10.09%
Janus Aspen Series
Balanced Portfolio - Service Shares	-3.17%	24.43%	31.82%
Global Life Sciences Portfolio – Service Shares	—	—	—
Global Technology Portfolio – Service Shares	—	—	—
Worldwide Growth Portfolio – Service Shares*	—	—	—
Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares*	-11.26%	57.17%	16.30%
Putnam VT Small Cap Value Fund - Class IB Shares*	22.19%	—	—
Salomon Brothers Variable Series Fund, Inc.
Capital Fund – Class I	16.08%	19.85%	—
Investors Fund – Class I	13.14%	6.61%	—
Small Cap Growth Fund – Class I	14.61%	—	—
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	14.49%	11.39%	14.78%
Equity Income Portfolio (Fidelity)	7.14%	3.00%	10.35%
Federated High Yield Portfolio	-9.38%	1.21%	2.80%
Federated Stock Portfolio	1.88%	3.41%	15.68%
Large Cap Portfolio (Fidelity)	-16.04%	26.95%	33.08%
Lazard International Stock Portfolio	-13.01%	19.48%	10.59%
MFS Emerging Growth Portfolio	-21.59%	73.54%	31.85%
MFS Mid Cap Growth Portfolio	7.36%	61.18%	—
MFS Research Portfolio	-7.30%	21.41%	—
Travelers Quality Bond Portfolio	5.02%	0.76%	6.50%
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	-12.04%	40.34%	15.07%
Alliance Growth Portfolio	-19.72%	29.83%	26.69%
  9

Van Kampen Life Investment Trust
Van Kampen LIT Comstock Portfolio- Class II	27.20%	—	—
Van Kampen LIT Enterprise Portfolio- Class II	-16.29%	23.55%	22.67%
Fidelity Variable Insurance Products Fund II
Fidelity VIP Contrafund® Portfolio - Service Class	-8.53%	21.87%	27.56%
Fidelity Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio - Service Class 2	—	—	—
Fidelity VIP Mid Cap Portfolio - Service Class 2*	4.58%	46.22%	—
BOND ACCOUNTS
PIMCO Variable Insurance Trust
PIMCO Total Return Portfolio – Administrative Class	8.18%	-2.40%	6.64%
BALANCED ACCOUNTS
Travelers Series Fund Inc.
MFS Total Return Portfolio	14.51%	0.75%	9.62%
MONEY MARKET ACCOUNTS
The Travelers Series Trust
Money Market Portfolio	4.26%	3.05%	3.12%
Money Market Portfolio - 7 Day Yield	-0.36%
This yield quotation more closely reflects the current earnings of this fund

  The inception date is the date that the underlying fund commenced operations. *These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

  10

  FEDERAL TAX CONSIDERATIONS

  The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

  Mandatory Distributions for Qualified Plans

  Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan, or a Section 403(b) annuity, attains age 70½ or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70½ regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the contract owner or the annuitant.

  Nonqualified Annuity Contracts

  Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other “look-through” entity which owns for an individuals’s benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986.

  If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

  Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law ..

  In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is dist ributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special values apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

  11

  Individual Retirement Annuities

  To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”). The limit is $3,000 for calendar years 2002 – 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the ind ividual limits outlined above.

  The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

  SIMPLE Plan IRA Form

  Effective January 1, 1997, employers may establish a savings incentive match plan for employees (“SIMPLE plan”) under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of pa rticipation, shall be subject to a 25% early withdrawal tax.

  Roth IRAs

  Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA’s), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA will be subject to taxation and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

  Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59½, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

  Qualified Pension and Profit-Sharing Plans

  Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

  Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant’s “investment in the contract” is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

  12

  The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000. The limit on employee salary reduction deferrals (commonly referred to as “401(k) contributions”) increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2005. The $15,000 annual limit will be indexed for inflation after 2005.

  Section 403(b) Plans

  Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, etc.)

  Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59½, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

  Federal Income Tax Withholding

  The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

  1.   Eligible Rollover Distribution from Section 403(b) Plans or Arrangements, from Qualified Pension and Profit-Sharing Plans, or from 457 Plans Sponsored by Governmental Entities

  There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

    (a)   a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

    (b)   a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

    (c)   a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70½ or as otherwise required by law, or

    (d)   the distribution is a hardship distribution.

  A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

  2.   Other Non-Periodic Distributions (full or partial redemptions)

  To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

  3.   Periodic Distributions (distributions payable over a period greater than one year)

  The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A

  13

  recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2002, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,360 or less per year, will generally be exempt from periodic withholding.

  Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

  Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

  14

  Independent Auditors

  KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the account’s financial statements. However, since TLAC Variable Separate Account 2002 is newly established, there are no financial statements for this account.

  The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2001 financial statements and schedules of The Travelers Life and Annuity Company refer to changes in accounting for derivative instruments and hedging activities and for securitized financial assets.

  15